FILE NO. 33-90474
                                                                        811-9002


      As Filed with the Securities and Exchange Commission November 5, 1999



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 9                                               [X]


                                     and /or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 10                                                             [X]


                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)


                         NORTHERN LIFE INSURANCE COMPANY
                               (Name of Depositor)

         1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (206) 292-1111

                                Stewart D. Gregg
                         Northern Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent for Service)

                  Approximate date of proposed Public Offering:
   As soon as practicable after the Registration Statement becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date), pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date), pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date of a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Variable Annuity Contracts Issued by a Registered Separate Account

                              SEPARATE ACCOUNT ONE

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

  FORM N-4
 ITEM NUMBER    PART A HEADING IN PROSPECTUS
 -----------    -----------------------------------------------------
      1         Cover Page
      2         Definitions
      3         Summary
      4         Condensed Financial Information
      5         The Company; The Variable Account; Investments
                of the Variable Account
      6         Charges Made by the Company
      7         The Contracts
      8         Annuity Provisions
      9         The Contracts
      10        The Contracts
      11        The Contracts
      12        Federal Tax Status
      13        Legal Proceedings
      14        Statement of Additional Information Table of
                Contents

                PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                -----------------------------------------------------
      15        Cover Page
      16        Table of Contents
      17        Introduction
      18        Not Applicable
      19        Distribution of the Contracts
      20        Distribution of the Contracts
      21        Calculation of Yields and Total Returns
      22        Annuity Provisions (In Prospectus)
      23        Financial Statements

                PART C HEADINGS
                -----------------------------------------------------
      24        Financial Statements and Exhibits
      25        Directors and Officers of the Depositor
      26        Persons Controlled by or Under Common Control
                with the Depositor or Registrant
      27        Number of Contract Owners
      28        Indemnification
      29        Principal Underwriter
      30        Location of Accounts and Records
      31        Not Applicable
      32        Undertakings

                                                               NOVEMBER   , 1999


                                  NORTHERN LIFE

                                ADVANTAGE ANNUITY

                            ADVANTAGE CENTURY ANNUITY
                         ADVANTAGE CENTURY PLUS ANNUITY


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                         NORTHERN LIFE INSURANCE COMPANY


PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, Northern Life Insurance Company (the "Company").


     We offer four series of Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under
Section 457 of the Code ("Flex Series"). The Retail Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Retail Series"). The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Plus Series").

     For Transfer Series Contracts, Flex Series Contracts, Retail Series Contracts and Plus Series Contracts which are Qualified Plans, the Company will accept single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For Transfer Series, Flex Series and Retail Series Contracts which are Qualified Plans, the Company will accept periodic Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For the non-qualified Transfer Series Contracts, Retail Series Contracts and Plus Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.

     The Transfer Series, Flex Series, Retail Series and Plus Series differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges.


     The Contracts provide a means for selecting one or more investment funds ("Investment Funds" or "Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

     Through the Variable Account, the Contracts offer up to 28 investment options from which you can choose up to 16 over the lifetime of the Contract. The returns on these investment options are not guaranteed and you can possibly lose money. Currently, there is no charge for transfers.


     The Transfer Series, Flex Series, and Retail Series Contracts offer three Fixed Accounts. The Plus Series Contracts offer two Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal are guaranteed by the Company.

     The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.


     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from Fixed Account A or B, the Variable Account or any combination of these for Flex Series, Transfer Series and Retail Series Contracts. For Plus Series Contracts, you can choose to have annuity payments come from Fixed Account A, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount the Company will accept as an initial purchase payment is $15,000 for Transfer Series Contracts, $50 for Flex Series Contracts, $5,000 per lump sum payment for Retail Series Contracts (or if periodic payments are being made, the minimum is $50 per periodic payment), and $25,000 for Plus Series Contracts. The Company may choose not to accept any subsequent purchase payment for Transfer Series Contracts if it is less than $5,000, for Flex Series Contracts if it is less than $50, for Retail Series Contracts if it is less than $5,000 (or if periodic payments are being made, the payment is less than $50), and for Plus Series Contracts if it is less than $5,000. The Company may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.


4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 28 investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the sixteenth Fund you would only be able to transfer within the 16 already utilized and which are still available.

                           FIDELITY VARIABLE INSURANCE   FIDELITY VARIABLE INSURANCE   FIDELITY VARIABLE INSURANCE
 THE ALGER AMERICAN FUND          PRODUCTS FUND                PRODUCTS FUND II             PRODUCTS FUND III
------------------------- ----------------------------- ----------------------------- ----------------------------
Alger American            VIP Equity-Income             VIP II Asset Manager:         VIP III Growth
 Growth Portfolio          Portfolio                     Growth Portfolio              Opportunities
Alger American            VIP Growth Portfolio          VIP II Contrafund              Portfolio
 Leveraged AllCap         VIP Money Market               Portfolio
 Portfolio                 Portfolio                    VIP II Index 500
Alger American                                           Portfolio
 MidCap Growth                                          VIP II Investment
 Portfolio                                               Grade Bond
Alger American                                           Portfolio
 Small Capitalization
 Portfolio

                        NEUBERGER BERMAN ADVISERS
  JANUS ASPEN SERIES        MANAGEMENT TRUST       NORTHSTAR GALAXY TRUST   OCC ACCUMULATION TRUST
---------------------- -------------------------- ------------------------ ------------------------
Aggressive Growth      Limited Maturity Bond      Emerging Growth          Equity Portfolio
 Portfolio              Portfolio                  Portfolio               Global Equity Portfolio
Growth Portfolio       Partners Portfolio         Growth + Value           Managed Portfolio
International Growth   Socially Responsive         Portfolio               Small Cap Portfolio
 Portfolio              Portfolio                 International Value
Worldwide Growth                                   Portfolio
 Portfolio                                        Research Enhanced
                                                   Index Portfolio
                                                  High Yield Bond
                                                   Portfolio

Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


     Each year the Company deducts a $30 contract maintenance charge from your Contract. For Flex Series, Transfer Series and Retail Series Contracts, the Company reserves the right to waive this Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $25,000. For Plus Series Contracts, the Company reserves the right to waive this Annual Contract Charge where specified conditions are met, for example if the purchase payments, less any cumulative partial surrenders, exceed $50,000. For Retail Series Contracts, we will also waive this charge where specified conditions are met. For example, we may waive this charge if the Contract Value exceeds $50,000 (for non-qualified or IRA Contracts) or $25,000 (for TSA or 457 plan Contracts) or if the annual purchase payments, less any cumulative partial surrenders equal or exceed $5,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios. For Plus Series Contracts, we also deduct a charge of .15% of the average daily value of your Contract allocated to the investment portfolios.


     There are also investment fund annual expenses which range from 0.28% to 1.50% of the average daily value of the investment fund depending upon the investment option which you select.


     No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. However, if you take all or a part of your money out, we may assess a withdrawal charge. For Transfer Series Contracts the charge for each Purchase Payment is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. For Flex Series Contracts this charge from the issue date of the Contract is equal to 8% in years 1 through 3 and reduces to 0 after year 10. For Retail Series Contracts issued as a Non-Qualified or IRA Contract this charge for each purchase payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0 after year 6. For a Retail Series Contract issued as a TSA or 457 Contract, this charge for each purchase payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0 after year 6; however, 12 years after the original Issue Date, this charge will automatically be 0. There is no withdrawal charge for Plus Series Contracts.

     We may also assess a state premium tax charge which ranges from 0% to 3.5% depending upon the state.

     The following charts are designed to help you understand the expenses in the Contract. In the following Transfer Series, Flex Series and Retail Series chart, the column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .25% below), the 1.40% insurance charges, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10.

     In the following chart for year 1, the Total Annual Expenses are assessed as well as the withdrawal charges for Transfer Series, Flex Series and Retail Series Contracts. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.
The premium tax is assumed to be 0% in both examples.


                                                                                                    EXAMPLES:
                                                                                                  TOTAL ANNUAL
                                                                                               EXPENSES AT END OF:
                                                                              ----------------------------------------------------
                                            TOTAL      TOTAL                     (1)      (2)     (3)      (1)      (2)      (3)
                                            ANNUAL     ANNUAL                  1 YEAR   1 YEAR  1 YEAR   10 YEAR  10 YEAR  10 YEAR
                                          INSURANCE  PORTFOLIO  TOTAL ANNUAL  TRANSFER   FLEX   RETAIL  TRANSFER    FLEX    RETAIL
INVESTMENT FUNDS                           CHARGES    EXPENSES    EXPENSES     SERIES   SERIES  SERIES   SERIES    SERIES   SERIES
----------------                          ---------  ---------  ------------  --------  ------  ------  --------  -------  -------
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio .......    1.65%      0.79%        2.44%       $79     $ 99     $88     $278      $278     $276
  Alger American Leveraged AllCap
   Portfolio ............................    1.65%      0.96%        2.61%       $80     $100     $89     $295      $295     $293
  Alger American MidCap Growth
   Portfolio ............................    1.65%      0.84%        2.49%       $79     $ 99     $88     $283      $283     $281
  Alger American Small Capitalization
   Portfolio ............................    1.65%      0.89%        2.54%       $80     $100     $89     $288      $288     $286
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND:
  VIP Equity-Income Portfolio ...........    1.65%      0.57%        2.22%       $77     $ 97     $86     $257      $257     $254
  VIP Growth Portfolio ..................    1.65%      0.66%        2.31%       $78     $ 98     $86     $267      $267     $263
  VIP Money Market Portfolio ............    1.65%      0.30%        1.95%       $74     $ 94     $83     $228      $228     $227
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND II:
  VIP II Asset Manager: Growth
   Portfolio ............................    1.65%      0.72%        2.37%       $78     $ 98     $87     $272      $272     $269
  VIP II Contrafund Portfolio ...........    1.65%      0.66%        2.31%       $78     $ 98     $86     $269      $269     $263
  VIP II Index 500 Portfolio ............    1.65%      0.28%        1.93%       $74     $ 94     $83     $233      $233     $224
  VIP II Investment Grade Bond
   Portfolio ............................    1.65%      0.57%        2.22%       $77     $ 97     $86     $256      $256     $254
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND III:
  VIP III Growth Opportunities
   Portfolio ............................    1.65%      0.70%        2.35%       $78     $ 98     $87     $270      $270     $267
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio ...........    1.65%      0.75%        2.40%       $78     $ 98     $87     $274      $274     $272
  Growth Portfolio ......................    1.65%      0.68%        2.33%       $78     $ 98     $87     $267      $267     $265
  International Growth Portfolio ........    1.65%      0.86%        2.51%       $79     $ 99     $88     $285      $285     $283
  Worldwide Growth Portfolio ............    1.65%      0.72%        2.37%       $78     $ 98     $87     $271      $271     $269
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio .......    1.65%      0.76%        2.41%       $78     $ 98     $87     $275      $275     $273
  Partners Portfolio ....................    1.65%      0.84%        2.49%       $79     $ 99     $88     $283      $283     $281
  Socially Responsive Portfolio .........    1.65%      1.50%        3.15%       $86     $105     $95     $346      $346     $343
NORTHSTAR GALAXY TRUST:
  Emerging Growth Portfolio .............    1.65%      0.90%        2.55%       $80     $100     $89     $289      $289     $287
  Growth + Value Portfolio ..............    1.65%      0.80%        2.45%       $79     $ 99     $88     $279      $279     $277
  International Value Portfolio .........    1.65%      1.00%        2.65%       $81     $101     $90     $299      $299     $296
  Research Enhanced Index Portfolio .....    1.65%      0.90%        2.55%       $80     $100     $89     $289      $289     $287
  High Yield Bond Portfolio .............    1.65%      0.80%        2.45%       $79     $ 99     $88     $279      $279     $277
OCC ACCUMULATION TRUST:
  Equity Portfolio ......................    1.65%      0.94%        2.59%       $80     $100     $89     $293      $293     $291
  Global Equity Portfolio ...............    1.65%      1.13%        2.78%       $82     $102     $91     $311      $311     $309
  Managed Portfolio .....................    1.65%      0.82%        2.47%       $79     $ 99     $88     $281      $281     $279
  Small Cap Portfolio ...................    1.65%      0.88%        2.53%       $80     $ 99     $89     $287      $287     $285

     In the following Plus Series Chart, the column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as
 .25% below), the 1.55% insurance charges and the investment expenses for each investment portfolio. The Total Annual Expenses are assessed for year 1 and 10. There is no withdrawal charge.

                                                                                                       EXAMPLES:
                                                                                                      TOTAL ANNUAL
                                                                                                   EXPENSES AT END OF:
                                                                                                   -------------------
                                                            TOTAL        TOTAL
                                                            ANNUAL       ANNUAL                     1 YEAR    10 YEAR
                                                          INSURANCE    PORTFOLIO    TOTAL ANNUAL     PLUS      PLUS
INVESTMENT FUNDS                                           CHARGES      EXPENSES      EXPENSES      SERIES    SERIES
----------------                                          ---------    ---------    ------------    ------    -------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................     1.80%        0.79%          2.59%        $26      $291
 Alger American Leveraged AllCap Portfolio .............     1.80%        0.96%          2.76%        $28      $307
 Alger American MidCap Growth Portfolio ................     1.80%        0.84%          2.64%        $27      $296
 Alger American Small Capitalization Portfolio .........     1.80%        0.89%          2.69%        $27      $300
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ...........................     1.80%        0.57%          2.37%        $24      $269
 VIP Growth Portfolio ..................................     1.80%        0.66%          2.46%        $25      $278
 VIP Money Market Portfolio ............................     1.80%        0.30%          2.10%        $21      $242
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Asset Manager: Growth Portfolio ................     1.80%        0.72%          2.52%        $26      $284
 VIP II Contrafund Portfolio ...........................     1.80%        0.66%          2.46%        $25      $278
 VIP II Index 500 Portfolio ............................     1.80%        0.28%          2.08%        $21      $240
 VIP II Investment Grade Bond Portfolio ................     1.80%        0.57%          2.37%        $24      $269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:
 VIP III Growth Opportunities Portfolio ................     1.80%        0.70%          2.50%        $25      $282
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................     1.80%        0.75%          2.55%        $26      $287
 Growth Portfolio ......................................     1.80%        0.68%          2.48%        $25      $280
 International Growth Portfolio ........................     1.80%        0.86%          2.66%        $27      $297
 Worldwide Growth Portfolio ............................     1.80%        0.72%          2.52%        $26      $284
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................     1.80%        0.76%          2.56%        $26      $288
 Partners Portfolio ....................................     1.80%        0.84%          2.64%        $27      $296
 Socially Responsive Portfolio .........................     1.80%        1.50%          3.30%        $33      $357
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio .............................     1.80%        0.90%          2.70%        $27      $301
 Growth + Value Portfolio ..............................     1.80%        0.80%          2.60%        $26      $292
 International Value Portfolio .........................     1.80%        1.00%          2.80%        $28      $311
 Research Enhanced Index Portfolio .....................     1.80%        0.90%          2.70%        $27      $301
 High Yield Bond Portfolio .............................     1.80%        0.80%          2.60%        $26      $292
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................     1.80%        0.94%          2.74%        $28      $305
 Global Equity Portfolio ...............................     1.80%        1.13%          2.93%        $30      $323
 Managed Portfolio .....................................     1.80%        0.82%          2.62%        $27      $294
 Small Cap Portfolio ...................................     1.80%        0.88%          2.68%        $27      $299


     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. For Transfer Series Contracts and Flex Series Contracts, during any 12 month period, you can take up to 10% of the Contract Value less any Outstanding Loan Balance each year without charge from us. For Retail Series Contracts, during any Contract Year, you can take the greater of: all Contract earnings; or 10% (as of the last Contract Anniversary) of purchase payments still subject to a surrender fee.Withdrawals in excess of these amounts will be charged the applicable surrender charge. After we have a payment for

6 years (Transfer Series), 6 years (Retail Series) or 10 years (Flex Series), there is no charge for withdrawals for those payments. For Plus Series Contracts, there is no Withdrawal Charge. You may also have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to Section 403(b) of the Code are subject to special restrictions on withdrawals, as discussed in the Prospectus.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment funds you choose. The following chart shows total returns through December 31, 1998, for each investment fund for the time periods shown. This chart reports performance returns only from the date an investment fund was offered through the Variable Account by one or more Contracts and for periods where our Contracts offered the investment fund for a complete year. These numbers reflect the insurance charges, the contract maintenance charge, the product charge (for Plus Series Contracts), the investment expenses and all other expenses of the investment fund. These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance (except that there is no withdrawal charge for Plus Series Contracts and there would be no reduction in performance returns for Plus Series Contracts). Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.

                                                                                CALENDAR YEAR
                                                                1998           1997          1996       1995
                                                           -------------   -----------   -----------   -----
THE ALGER AMERICAN FUND
 Alger American Growth Portfolio .......................        45.76%         23.75%        11.51%     n/a
 Alger American Leveraged AllCap Portfolio .............        55.39%         17.76%        10.22%     n/a
 Alger American MidCap Growth Portfolio ................        28.24%         13.15%        10.08%     n/a
 Alger American Small Capitalization Portfolio .........        13.67%          9.59%         2.47%     n/a
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP Equity-Income Portfolio ...........................         9.82%         26.08%        12.43%     n/a
 VIP Growth Portfolio ..................................        37.30%         21.51%        12.85%     n/a
 VIP Money Market Portfolio ............................         3.76%          3.77%         3.69%     n/a
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
 VIP II Asset Manager: Growth Portfolio ................        15.68%         23.08%        18.00%     n/a
 VIP II Contrafund Portfolio ...........................        27.92%         22.16%        19.36%     n/a
 VIP II Index 500 Portfolio ............................        26.29%         30.60%        20.85%     n/a
 VIP II Investment Grade Bond Portfolio ................          n/a            n/a           n/a      n/a
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
 VIP III Growth Opportunities Portfolio ................          n/a            n/a           n/a      n/a
JANUS ASPEN SERIES
 Aggressive Growth Portfolio ...........................        32.14%           n/a           n/a      n/a
 Growth Portfolio ......................................        33.52%           n/a           n/a      n/a
 International Growth Portfolio ........................        15.35%           n/a           n/a      n/a
 Worldwide Growth Portfolio ............................        26.88%           n/a           n/a      n/a
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
 Limited Maturity Bond Portfolio .......................         2.69%           n/a           n/a      n/a
 Partners Portfolio ....................................         2.51%           n/a           n/a      n/a
 Socially Responsive Portfolio .........................          n/a            n/a           n/a      n/a
NORTHSTAR GALAXY TRUST
 Emerging Growth Portfolio .............................        15.42%         13.76%        11.95%     n/a
 Growth + Value Portfolio ..............................        17.42%         12.81%        21.12%     n/a
 International Value Portfolio .........................        15.05%           n/a           n/a      n/a
 Research Enhanced Index Portfolio .....................        (0.31)%         5.27%        11.44%     n/a
 High Yield Bond Portfolio .............................        (1.06)%          n/a           n/a      n/a
OCC ACCUMULATION TRUST
 Equity Portfolio ......................................        10.05%           n/a           n/a      n/a
 Global Equity Portfolio ...............................        11.46%           n/a           n/a      n/a
 Managed Portfolio .....................................         5.38%           n/a           n/a      n/a
 Small Cap Portfolio ...................................       (10.54)%          n/a           n/a      n/a


9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. For Flex Series and Transfer Series Contracts, this death benefit will be the greater of three amounts: 1) the money you've put in reduced by any money you've taken out, any Outstanding Loan Balance and previously deducted Annual Contract Charges, or 2) the current value of your Contract less the Outstanding Loan Balance, or 3) the value of your Contract at the most recent Specified Contract Anniversary (which is defined in the Prospectus as each sixth Contract Anniversary) plus any money you've added since that anniversary reduced by any money you've taken out since that anniversary or any Outstanding Loan Balance and previously deducted Annual Contract Charges. For Retail Series and Plus Series Contracts the death benefit is the greater of (1), (2) or (3). For an additional premium of .15% you can purchase a rider that will provide a death benefit that is the greater of (1),
(2) or (3) and the Specified Contract Anniversary is each Contract Anniversary. If you die after age 80, your beneficiary will receive the Contract Value less the Outstanding Loan Balance.

10. OTHER INFORMATION


FREE LOOK. For Flex Series and Transfer Series Contracts, if you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. The Contract Value may be more or less than your original payment. However, if required by applicable law, we will return your payments.

     For Retail Series and Plus Series Contracts, if you reside in a state requiring the return of purchase payments made for any cancellation during a free look period the amount of your initial payments will be allocated to the money market option during the free look period in your state plus five calendar days. If you cancel your Contract we will return your payments made or the Contract Value, whichever is larger. If you keep your Contract, we will then allocate your initial payments plus Contract Earnings to the appropriate Fund(s) you have chosen.


NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

     * If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Code, loans from the Contract may be available. These loans are subject to certain restrictions.

     * You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.

     * You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

     * The Company will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Automatic Reallocation.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

Northern Life Insurance Company
1501 Fourth Avenue, Suite 1000
Seattle, Washington 98101-3620
1-800-870-0453

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-621-3750

or your registered representative.

                                  NORTHERN LIFE
                                ADVANTAGE ANNUITY
                            ADVANTAGE CENTURY ANNUITY
                         ADVANTAGE CENTURY PLUS ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                         NORTHERN LIFE INSURANCE COMPANY
         1501 FOURTH AVENUE, SUITE 1000, SEATTLE, WASHINGTON 98101-3620
                            TELEPHONE: (206) 292-1111

     This Prospectus offers four Series of flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts"). The four Series of Contracts offered by this Prospectus (the "Flex Series", the "Transfer Series", the "Retail Series", and the "Plus Series") differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Transfer Series is not available in Massachusetts. The Contracts are offered by Northern Life Insurance Company (the "Company") for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") In addition, three of the Contracts described in this Prospectus are offered on a non-qualified basis.


     The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:


     * for the Flex Series, Transfer Series and Retail Series Contracts, three separate Fixed Accounts (Fixed Account A, Fixed Account B, and Fixed Account C), and for the Plus Series Contracts, two separate Fixed Accounts (Fixed Account A and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and

     * Sub-Accounts of Separate Account One (the "Variable Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):

The Alger American Fund                                     Janus Aspen Series
Fidelity Variable Insurance Products Fund (VIP)             Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund II (VIP II)       Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund III (VIP III)     OCC Accumulation Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account".) The Fixed Accounts are part of the general account of the Company. Information about the Fixed Accounts is contained in Appendix A.


     Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated ___________ 1999, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, 1501 Fourth Avenue, Suite 1000, Seattle, Washington, 98101-3620, by calling (800) 870-0453, or by accessing the SEC's Internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 41 of this Prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     These insurance and investment products:

     *    ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     * ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     * ARE AFFECTED BY MARKET FLUCTUATIONS AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     * HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, FIDELITY VARIABLE INSURANCE PRODUCTS FUND III, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NORTHSTAR GALAXY TRUST, AND OCC ACCUMULATION TRUST.


THE DATE OF THIS PROSPECTUS IS      , 1999

                                TABLE OF CONTENTS

Definitions.............................................................   4
Summary of Contract Expenses............................................   6
The Company.............................................................  13
The Variable Account....................................................  13
Investments of the Variable Account.....................................  14
 Reinvestment...........................................................  17
 Addition, Deletion or Substitution of Fund Shares......................  17
Charges Made by the Company.............................................  18
 Withdrawal Charge (Contingent Deferred Sales Charge)...................  18
 Waiver of Withdrawal Charge for Certain Contracts......................  19
 Partial Waiver of Withdrawal Charge....................................  20
 Reduction of Withdrawal Charge.........................................  21
 Annual Contract Charge.................................................  21

 Mortality Risk Charge..................................................  21
 Expense Risk Charge....................................................  22
 Administrative Charge..................................................  22
 Product Charge (For Plus Series Contracts Only)........................  22

 Sufficiency of Charges.................................................  22

 Premium and Other Taxes................................................  22

 Reduction of Charges...................................................  23
 Expenses of the Funds..................................................  23
Administration..........................................................  23
The Contracts...........................................................  23
 Contract Application and Purchase Payments.............................  23
 Revocation.............................................................  24
 Allocation of Purchase Payments........................................  24
 Accumulation Unit Value................................................  24

 Net Investment Factor..................................................  24

 Death Benefit Before the Start Date....................................  25
 Payment of Death Benefit Before the Start Date.........................  26
 Death Benefit After Start Date.........................................  26
 Withdrawal (Redemption)................................................  26
 Systematic Withdrawals.................................................  27

 Loans Available from Certain Qualified Contracts.......................  28
 Reallocations..........................................................  29
  Written Reallocations.................................................  29

  Telephone Reallocations...............................................  29

  Automatic Reallocations...............................................  30
  Dollar Cost Averaging Reallocations...................................  30
  Reallocations from the Fixed Accounts.................................  31
 Assignments............................................................  31

 Contract Owner and Beneficiaries.......................................  31

 Contract Inquiries.....................................................  32
Annuity Provisions......................................................  32
 Start Date.............................................................  32
 Annuity Payout Selection...............................................  32

 Forms of Annuity Payouts...............................................  32

 Frequency and Amount of Annuity Payouts................................  33
 Annuity Payouts........................................................  33
 Sub-Account Annuity Unit Value.........................................  34
 Assumed Investment Rate................................................  34
 Partial Annuitization..................................................  34
Federal Tax Status......................................................  34
 Introduction...........................................................  34

 Tax Status of the Contract.............................................  35

 Taxation of Annuities..................................................  35

 Transfers, Assignments or Exchanges of a Contract......................  37
 Withholding............................................................  37
 Multiple Contracts.....................................................  37
 Taxation of Qualified Plans............................................  37

 Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans...........  37

 Individual Retirement Annuities........................................  38
 Tax Sheltered Annuities................................................  38
 Section 457 Plans......................................................  38
 Possible Charge for the Company's Taxes................................  38

 Other Tax Consequences.................................................  38

 Possible Changes in Taxation...........................................  39
Voting of Fund Shares...................................................  39
Distribution of the Contracts...........................................  39

Reports to Contract Owners..............................................  39

Legal Proceedings.......................................................  40
Preparing for the Year 2000.............................................  40
Financial Statements and Experts........................................  40
Further Information.....................................................  40

Separate Account One Statement of Additional Information Table
 of Contents............................................................  41
Appendices.............................................................. A-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account Contract Value.

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
     Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
     Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. Northern Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Washington.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate
     Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A, Fixed Account B, and Fixed Account C Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
     Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIXED ACCOUNT A. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT C. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes), and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

INITIAL PURCHASE PAYMENT TRANSFER DATE. The Initial Purchase Payment Transfer
     Date is the date that is five calendar days after the applicable state free look period, and is generally 16 days after the Contract Date. This may vary by state.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
     Account A which is designated as security for a loan under the Contract.

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make Annuity Payouts.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement plan under Sections 401(a), 403(b), 408, 408A or
     457 of the Code.

SEC. The Securities and Exchange Commission.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of Accumulation Units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any
     Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period of time between a Valuation Date and the next
     Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases .....................................    None
Maximum Withdrawal Charge Transfer Series (a) .........................    6%
Maximum Withdrawal Charge Flex Series (a) .............................    8%
Maximum Withdrawal Charge Retail Series (a) ...........................    7%
Maximum Withdrawal Charge Plus Series (a) .............................    None
Reallocation Charge (b) ...............................................    None
ANNUAL CONTRACT CHARGE (c) ............................................    $30


VARIABLE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)


TRANSFER SERIES, FLEX SERIES AND RETAIL SERIES CONTRACTS
Mortality and Expense Risk Charges ....................................    1.25%
Other Account Fees and Expenses (See "Administrative Charge") .........     .15%
Total Variable Account Annual Expenses ................................    1.40%

PLUS SERIES CONTRACTS

Mortality and Expense Risk Charges ....................................    1.25%
Other Account Fees and Expenses (See "Administrative Charge") .........     .15%
Product Charge (k) ....................................................     .15%
Total Variable Account Annual Expenses ................................    1.55%


     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS (d)*
   (as a percentage of Fund average net assets)

                                                                                               TOTAL
                                                                                             INVESTMENT
                                                             MANAGEMENT                         FUND
                                                             (ADVISORY)                        ANNUAL
                                                               FEES(d)     OTHER EXPENSES     EXPENSE
                                                             ----------    --------------    ----------
Alger American Growth Portfolio (d) ....................        0.75%           0.04%           0.79%
Alger American Leveraged AllCap Portfolio (d) ..........        0.85%           0.11%           0.96%
Alger American MidCap Growth Portfolio (d) .............        0.80%           0.04%           0.84%
Alger American Small Capitalization Portfolio (d) ......        0.85%           0.04%           0.89%
Fidelity VIP Equity-Income Portfolio (d)(e) ............        0.49%           0.09%           0.58%
Fidelity VIP Growth Portfolio (d)(e) ...................        0.59%           0.09%           0.68%
Fidelity VIP Money Market Portfolio (d) ................        0.20%           0.10%           0.30%
Fidelity VIP II Asset Manager: Growth
 Portfolio (d)(e) ......................................        0.59%           0.14%           0.73%
Fidelity VIP II Contrafund Portfolio (d)(e) ............        0.59%           0.11%           0.70%
Fidelity VIP II Index 500 Portfolio (d)(e) .............        0.24%           0.11%           0.35%
Fidelity VIP II Investment Grade Bond
 Portfolio (d) .........................................        0.43%           0.14%           0.57%
Fidelity VIP III Growth Opportunities
 Portfolio (d)(e) ......................................        0.59%           0.12%           0.71%
Janus Aggressive Growth Portfolio (d)(f) ...............        0.72%           0.03%           0.75%
Janus Growth Portfolio (d)(f) ..........................        0.65%           0.03%           0.68%
Janus International Growth Portfolio (d)(f) ............        0.66%           0.20%           0.86%
Janus Worldwide Growth Portfolio (d)(f) ................        0.65%           0.07%           0.72%
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio (d)(g) ................        0.65%           0.11%           0.76%
Neuberger Berman Advisers Management Trust
 Partners Portfolio (d)(g) .............................        0.78%           0.06%           0.84%
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio (d)(g)(h) ...............        0.85%           0.65%           1.50%
Northstar Galaxy Trust Emerging Growth
 Portfolio (i) .........................................        0.75%           0.15%           0.90%
Northstar Galaxy Trust Growth + Value Portfolio (i).....        0.75%           0.05%           0.80%
Northstar Galaxy Trust International Value
 Portfolio (i) .........................................        1.00%           0.00%           1.00%
Northstar Galaxy Trust Research Enhanced Index
 Portfolio (i) .........................................        0.75%           0.15%           0.90%
Northstar Galaxy Trust High Yield Bond
 Portfolio (i) .........................................        0.75%           0.05%           0.80%
OCC Equity Portfolio (d)(j) ............................        0.80%           0.14%           0.94%
OCC Global Equity Portfolio (d)(j) .....................        0.80%           0.33%           1.13%
OCC Managed Portfolio (d)(j) ...........................        0.78%           0.04%           0.82%
OCC Small Cap Portfolio (d)(j) .........................        0.80%           0.08%           0.88%

------------------
* The fees and expense information regarding the Funds was provided by the Funds. Except for the Northstar Galaxy Trust, neither the Funds nor their advisers are affiliated with the Company.

EXAMPLES

     If a full withdrawal of the Contract Value is made at the end of the applicable time period, the following expenses on a $1,000 investment, assuming a 5% annual return on assets, would be paid:


                                                           1 YEAR                               3 YEARS
                                            -----------------------------------   -----------------------------------
                                            TRANSFER    FLEX    RETAIL    PLUS    TRANSFER    FLEX    RETAIL    PLUS
                                             SERIES    SERIES   SERIES   SERIES    SERIES    SERIES   SERIES   SERIES
                                            --------   ------   ------   ------   --------   ------   ------   ------
Alger American Growth Portfolio ..........   $ 79      $ 99     $ 88      $ 26      $121      $144     $121     $ 80
Alger American Leveraged AllCap
 Portfolio ...............................     80       100       89        28       126       149      126       85
Alger American MidCap Growth
 Portfolio ...............................     79        99       88        27       123       145      122       82
Alger American Small Capitalization
 Portfolio ...............................     80       100       89        27       124       147      124       83
Fidelity VIP Equity-Income Portfolio .....     77        97       86        24       115       138      114       74
Fidelity VIP Growth Portfolio ............     78        98       86        25       118       141      117       77
Fidelity VIP Money Market Portfolio ......     74        94       83        21       106       130      106       66
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................     78        98       87        26       119       142      119       78
Fidelity VIP II Contrafund Portfolio .....     78        98       86        25       118       142      117       77
Fidelity VIP II Index 500 Portfolio ......     74        94       83        21       108       132      106       65
Fidelity VIP II Investment Grade Bond
 Portfolio ...............................     77        97       86        24       114       138      114       74
Fidelity VIP III Growth Opportunities
 Portfolio ...............................     78        98       87        25       119       142      118       78
Janus Aggressive Growth Portfolio ........     78        98       87        26       120       143      120       79
Janus Growth Portfolio ...................     78        98       87        25       118       141      118       77
Janus International Growth Portfolio .....     79        99       88        27       123       146      123       83
Janus Worldwide Growth Portfolio .........     78        98       87        26       119       142      119       78
Neuberger Berman Advisers
 Management Trust Limited Maturity
 Bond Portfolio ..........................     78        98       87        26       120       143      120       80
Neuberger Berman Advisers
 Management Trust Partners Portfolio .....     79        99       88        27       123       145      122       82
Neuberger Berman Advisers
 Management Trust Socially Responsive
 Portfolio ...............................     86       105       95        33       142       164      142      101
Northstar Galaxy Trust Emerging
 Growth Portfolio ........................     80       100       89        27       124       147      124       84
Northstar Galaxy Trust Growth + Value
 Portfolio ...............................     79        99       88        26       121       144      121       81
Northstar Galaxy Trust International
 Value Portfolio .........................     81       101       90        28       127       150      127       87
Northstar Galaxy Trust Research
 Enhanced Index Portfolio ................     80       100       89        27       124       147      124       84
Northstar Galaxy Trust High Yield
 Bond Portfolio ..........................     79        99       88        26       121       144      121       81
OCC Equity Portfolio .....................     80       100       89        28       126       148      125       85
OCC Global Equity Portfolio ..............     82       102       91        30       131       154      131       91
OCC Managed Portfolio ....................     79        99       88        27       122       145      122       81
OCC Small Cap Portfolio ..................     80        99       89        27       124       147      124       83

                 5 YEARS                                   10 YEARS
---------------------------------------     --------------------------------------
TRANSFER      FLEX     RETAIL     PLUS      TRANSFER     FLEX     RETAIL     PLUS
 SERIES      SERIES    SERIES    SERIES      SERIES     SERIES    SERIES    SERIES
---------    ------    ------    ------     --------    ------    ------    ------
  $148        $181      $148      $137        $278       $278      $276      $291

   157         189       156       146         295        295       293       307

   151         184       150       140         283        283       281       296

   153         186       153       142         288        288       286       300
   138         171       137       126         257        257       254       269
   143         176       141       131         267        267       263       278
   123         158       123       113         228        228       227       242

   145         178       144       134         272        272       269       284
   144         177       141       131         269        269       263       278
   126         160       122       112         233        233       224       240

   137         171       137       126         256        256       254       269

   144         177       143       133         270        270       267       282
   146         179       146       135         274        274       272       287
   143         176       142       132         267        267       265       280
   152         185       151       141         285        285       283       297
   145         178       144       134         271        271       269       284


   147         180       146       136         275        275       273       288

   151         184       150       140         283        283       281       296


   183         214       182       172         346        346       343       357

   154         186       153       143         289        289       287       301

   149         182       148       138         279        279       277       292

   159         191       158       147         299        299       296       311

   154         186       153       143         289        289       287       301

   149         182       148       138         279        279       277       292
   156         188       155       145         293        293       291       305
   165         197       165       154         311        311       309       323
   150         183       149       139         281        281       279       294
   153         185       152       142         287        287       285       299

If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, the following cumulative expenses on an initial $1,000 investment assuming a 5% annual return would be paid:


                                                          1 YEAR                               3 YEARS
                                           -----------------------------------   ----------------------------------
                                           TRANSFER    FLEX    RETAIL    PLUS    TRANSFER    FLEX    RETAIL   PLUS
                                            SERIES    SERIES   SERIES   SERIES    SERIES    SERIES   SERIES  SERIES
                                           --------   ------   ------   ------   --------   ------   ------  ------
Alger American Growth Portfolio ..........    $25       $25      $25      $26       $76       $76      $76    $80
Alger American Leveraged AllCap
 Portfolio ...............................     26        26       26       28        81        81       81     85
Alger American MidCap Growth
 Portfolio ...............................     25        25       25       27        78        78       77     82
Alger American Small Capitalization
 Portfolio ...............................     26        26       26       27        79        79       79     83
Fidelity VIP Equity-Income Portfolio .....     23        23       23       24        70        70       69     74
Fidelity VIP Growth Portfolio ............     24        24       23       25        73        73       72     77
Fidelity VIP Money Market Portfolio ......     20        20       20       21        61        61       61     66
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................     24        24       24       26        74        74       74     78
Fidelity VIP II Contrafund Portfolio .....     24        24       23       25        73        73       72     77
Fidelity VIP II Index 500 Portfolio ......     20        20       20       21        63        63       61     65
Fidelity VIP II Investment Grade Bond
 Portfolio ...............................     23        23       23       24        69        69       69     74
Fidelity VIP III Growth Opportunities
 Portfolio ...............................     24        24       24       25        74        74       73     78
Janus Aggressive Growth Portfolio ........     24        24       24       26        75        75       75     79
Janus Growth Portfolio ...................     24        24       24       25        73        73       73     77
Janus International Growth Portfolio .....     25        25       25       27        78        78       78     83
Janus Worldwide Growth Portfolio .........     24        24       24       26        74        74       74     78
Neuberger Berman Advisers
 Management Trust Limited Maturity
 Bond Portfolio ..........................     24        24       24       26        75        75       75     80
Neuberger Berman Advisers
 Management Trust Partners Portfolio .....     25        25       25       27        78        78       77     82
Neuberger Berman Advisers
 Management Trust Socially Responsive
 Portfolio ...............................     32        32       32       33        97        97       97    101
Northstar Galaxy Trust Emerging
 Growth Portfolio ........................     26        26       26       27        79        79       79     84
Northstar Galaxy Trust Growth + Value
 Portfolio ...............................     25        25       25       26        76        76       76     81
Northstar Galaxy Trust International
 Value Portfolio .........................     27        27       27       28        82        82       82     87
Northstar Galaxy Trust Research
 Enhanced Index Portfolio ................     26        26       26       27        79        79       79     84
Northstar Galaxy Trust High Yield
 Bond Portfolio ..........................     25        25       25       26        76        76       76     81
OCC Equity Portfolio .....................     26        26       26       28        81        81       80     85
OCC Global Equity Portfolio ..............     28        28       28       30        86        86       86     91
OCC Managed Portfolio ....................     25        25       25       27        77        77       77     81
OCC Small Cap Portfolio ..................     26        26       26       27        79        79       79     83

                 5 YEARS                                      10 YEARS
-----------------------------------------     -----------------------------------------
TRANSFER      FLEX      RETAIL      PLUS      TRANSFER      FLEX      RETAIL      PLUS
 SERIES      SERIES     SERIES     SERIES      SERIES      SERIES     SERIES     SERIES
--------     ------     ------     ------     --------     ------     ------     ------
  $130        $130       $130       $137        $278        $278       $276      $291

   139         139        138        146         295         295        293       307

   133         133        132        140         283         283        281       296

   135         135        135        142         288         288        286       300
   120         120        119        126         257         257        254       269
   125         125        123        131         267         267        263       278
   105         105        105        113         228         228        227       242

   127         127        126        134         272         272        269       284
   126         126        123        131         269         269        263       278
   108         108        104        112         233         233        224       240

   119         119        119        126         256         256        254       269

   126         126        125        133         270         270        267       282
   128         128        128        135         274         274        272       287
   125         125        124        132         267         267        265       280
   134         134        133        141         285         285        283       297
   127         127        126        134         271         271        269       284


   129         129        128        136         275         275        273       288

   133         133        132        140         283         283        281       296


   165         165        164        172         346         346        343       357

   136         136        135        143         289         289        287       301

   131         131        130        138         279         279        277       292

   141         141        140        147         299         299        296       311

   136         136        135        143         289         289        287       301

   131         131        130        138         279         279        277       292
   138         138        137        145         293         293        291       305
   147         147        147        154         311         311        309       323
   132         132        131        139         281         281        279       294
   135         135        134        142         287         287        285       299

------------------

(a) The Withdrawal Charge for Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 7% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There is no Withdrawal Charge for Plus Series Contracts. For Transfer Series, Flex Series and Retail Series Contracts, there are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."


(b) The Company currently does not assess a charge on reallocations between Sub-Accounts or to or from the Fixed Accounts, although the Company reserves the right to assess a charge not to exceed $25 per each reallocation.


(c) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value meets specified conditions, for example, if the Contract Value exceeds $25,000 for Transfer Series Contracts, Flex Series Contracts or TSA or 457 plan Retail Series Contracts, or when the Contract Value exceeds $50,000 for an IRA or non-qualified Retail Series Contracts, or for Plus Series Contracts, when the Contract Value exceeds $50,000. For Retail Series Contracts, we also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial surrenders equal or exceed $5,000.


(d) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.

(e) A portion of the brokerage commissions that certain Portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57% for VIP Equity-Income Portfolio, 0.66% for VIP Growth Portfolio, 0.72% for VIP II Asset Manager: Growth Portfolio, 0.66% for VIP II Contrafund Portfolio, 0.28% for VIP II Index 500 Portfolio, and 0.70% for VIP III Growth Opportunities Portfolio.

(f) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses for the Shares would have been 0.72%, 0.03%, and 0.75% for Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Growth Portfolio; 0.75%, 0.20%, and 0.95% for International Growth Portfolio; and 0.67%, 0.07% and 0.74% for Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement.

(g) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

(h) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice after April 30, 2000.

     There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(i) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999.

     The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It also has agreed to reimburse the Emerging Growth Portfolio, International Value Portfolio and Research Enhanced Index Portfolio for expenses in excess of .90%, 1.00% and 0.90%, respectively. In the absence of these expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Emerging Growth Portfolio: 1.14%; Growth + Value Portfolio: 1.02%; International Value Portfolio: 1.68%; Research Enhanced Index Portfolio: 1.29%; and High Yield Bond Portfolio: 1.23%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

     The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(j) The Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).


(k) The Product Charge for Plus Series Contracts is equal to an annual rate of .15% of the average daily Variable Account Contract Value. This charge is made monthly and is deducted from Sub-Accounts of the Variable Account or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for an entire month prior to the date of the deduction, the Product Charge is waived for that month.


     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist a Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the anticipated expenses of the Variable Account as well as the actual expenses of the Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates into a charge equal to an annual rate of 0.252% of the Variable Account and Fixed Account values.


THE COMPANY

     The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620.

     The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNT

     The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.


INVESTMENTS OF THE VARIABLE ACCOUNT

     When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently twenty-eight Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.


     A Contract Owner is limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B for Flex Series, Transfer Series and Retail Series Contracts, and to Fixed Account A for Plus Series Contracts, at any time.

     The Funds currently offered are described below.

                                INVESTMENT FUNDS

                                               ADVISER/
     FUND GROUP            FUND               SUBADVISER      MONEY MARKET   FIXED INCOME   GROWTH & INCOME
===========================================================================================================
        The           Alger American           Fred Alger
       Alger         Growth Portfolio       Management, Inc.
     American
       Fund
                    ---------------------------------------------------------------------------------------
   New York, N.Y.     Alger American           Fred Alger
                     Leveraged AllCap       Management, Inc.
                        Portfolio
                    ---------------------------------------------------------------------------------------
                      Alger American           Fred Alger
                       MidCap Growth        Management, Inc.
                         Portfolio
                    ---------------------------------------------------------------------------------------
                       Alger American           Fred Alger
                    Small Capitalization    Management, Inc.
                         Portfolio

===========================================================================================================
      Fidelity              VIP                 Fidelity
   Investments(R)      Equity-Income           Management
                         Portfolio             & Research
    Boston, Mass.                                Company


                    ---------------------------------------------------------------------------------------
                        VIP Growth              Fidelity
                         Portfolio             Management
                                               & Research
                                                 Company
                    ---------------------------------------------------------------------------------------
                            VIP                 Fidelity
                       Money Market            Management
                         Portfolio             & Research
                                                 Company


                    ---------------------------------------------------------------------------------------
                       VIP II Asset             Fidelity
                      Manager: Growth          Management
                         Portfolio             & Research
                                                 Company
                    ---------------------------------------------------------------------------------------
                          VIP II                Fidelity
                        Contrafund             Management
                         Portfolio             & Research
                                                 Company

                    ---------------------------------------------------------------------------------------
                          VIP II                Fidelity
                         Index 500             Management
                         Portfolio             & Research
                                                 Company
                    ---------------------------------------------------------------------------------------
                          VIP II                Fidelity
                     Investment Grade          Management
                      Bond Portfolio           & Research
                                                 Company
                    ---------------------------------------------------------------------------------------
      Fidelity            VIP III               Fidelity
   Investments(R)         Growth               Management
  is a registered      Opportunities           & Research
    trademark of         Portfolio               Company
     FMR Corp.
===========================================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                           PRIMARY
     FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVES              INVESTMENTS
===========================================================================================================================
        The                                                                Long-term capital        Equity securities of
       Alger                                     X                            appreciation            large companies
     American
       Fund
                    -------------------------------------------------------------------------------------------------------
   New York, N.Y.                                              X           Long-term capital        Equity securities of
                                                                              appreciation         companies of any size

                    -------------------------------------------------------------------------------------------------------
                                                 X                         Long-term capital      Equity securities within
                                                                              appreciation            the range of S&P
                                                                                                      MidCap 400 Index
                    -------------------------------------------------------------------------------------------------------
                                                               X           Long-term capital      Equity securities within
                                                                              appreciation       the range of Russell 2000
                                                                                                   Growth or S&P SmallCap
                                                                                                        600 Indexes
===========================================================================================================================
      Fidelity                                                                 Reasonable             Income-producing
   Investments(R)                                                               income;            equity securities and
                                                                             also considers           debt obligations
   Boston, Mass.                                                             potential for
                                                                                capital
                                                                              appreciation
                    -------------------------------------------------------------------------------------------------------
                                                                                Capital                Common stocks
                                                                              appreciation


                    -------------------------------------------------------------------------------------------------------
                                                                             High level of        U.S. dollar-denominated
                                                                             current income       money market securities
                                                                            consistent with
                                                                            preservation of
                                                                              capital and
                                                                               liquidity
                    -------------------------------------------------------------------------------------------------------
                                                                             Maximum total           Stocks, bonds, and
                                                                            return over the         short-term and money
                                                                               long term             market instruments

                    -------------------------------------------------------------------------------------------------------
                                                                                Capital                Securities of
                                                                              appreciation         companies whose value
                                                                                                    the adviser believes
                                                                                                  is not fully recognized
                                                                                                       by the public
                    -------------------------------------------------------------------------------------------------------
                                                                            Total return that         Common stocks of
                                                                           corresponds to that            S&P 500
                                                                            of S&P 500 Index

                    -------------------------------------------------------------------------------------------------------
                                                                               High current           Investment-grade
                                                                            income consistent        intermediate fixed
                                                                            with preservation            securities
                                                                                of capital
                    -------------------------------------------------------------------------------------------------------
      Fidelity                                                                Capital growth            Common stocks
   Investments(R)
  is a registered
    trademark of
     FMR Corp.
===========================================================================================================================

                                           ADVISER/
    FUND GROUP            FUND            SUBADVISER     MONEY MARKET   FIXED INCOME   GROWTH & INCOME
======================================================================================================
       Janus         Aspen Series            Janus
                      Aggressive            Capital
   Denver, Colo.   Growth Portfolio       Corporation
                   -----------------------------------------------------------------------------------
                     Aspen Series            Janus
                   Growth Portfolio         Capital
                                          Corporation
                   -----------------------------------------------------------------------------------
                     Aspen Series            Janus
                     International          Capital
                   Growth Portfolio       Corporation
                   -----------------------------------------------------------------------------------
                     Aspen Series            Janus
                       Worldwide            Capital
                   Growth Portfolio       Corporation
======================================================================================================
     Neuberger         Advisers            Neuberger
       Berman      Management Trust         Berman
                        Limited        Management Inc./
                     Maturity Bond         Neuberger
                       Portfolio            Berman,
                                              LLC

                   -----------------------------------------------------------------------------------
   New York, N.Y.      Advisers            Neuberger
                   Management Trust         Berman
                       Partners        Management Inc./
                       Portfolio           Neuberger
                                            Berman,
                                              LLC
                   -----------------------------------------------------------------------------------
                       Advisers            Neuberger
                   Management Trust         Berman
                       Socially        Management Inc./
                      Responsive           Neuberger
                       Portfolio            Berman,
                                              LLC

======================================================================================================
     Northstar         Emerging            Northstar
                   Growth Portfolio       Investment
  Stamford, Conn.                         Management
                                          Corporation
                   -----------------------------------------------------------------------------------

                    Growth + Value         Northstar
                       Portfolio          Investment
                                          Management
                                         Corporation/
                                        Navellier Fund
                                       Management, Inc.

                   ------------------------------------------------------------------------------------
                     International         Northstar
                    Value Portfolio       Investment
                                          Management
                                         Corporation/
                                            Brandes
                                          Investment
                                        Partners, L.P.
                   ------------------------------------------------------------------------------------
                       Research            Northstar
                       Enhanced           Investment
                    Index Portfolio       Management
                                         Corporation/
                                          J.P. Morgan
                                          Investment
                                        Management Inc.
                   ------------------------------------------------------------------------------------
                      High Yield           Northstar
                       Portfolio          Investment
                                          Management
                                          Corporation
=======================================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                        PRIMARY
    FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH       OBJECTIVES             INVESTMENTS
========================================================================================================================
       Janus                                                  X             Long-term growth    Nondiversified portfolio
                                                                                   of               of common stocks
   Denver, Colo.                                                                 capital
                    ----------------------------------------------------------------------------------------------------
                                                 X                          Long-term capital      Diversified common
                                                                                 growth                  stocks

                    ----------------------------------------------------------------------------------------------------
                          X                                                 Long-term capital      Foreign issuers of
                                                                                 growth              common stocks

                    ----------------------------------------------------------------------------------------------------
                          X                                                 Long-term capital     Foreign and domestic
                                                                                 growth              common stocks

========================================================================================================================
     Neuberger                                                              Highest available    Short-to-intermediate
       Berman                                                                current income      term investment-grade
                                                                             consistent with        debt securities
                                                                            liquidity and low
                                                                           risk to principal;
                                                                            total return is a
                                                                             secondary goal
                    ----------------------------------------------------------------------------------------------------
  New York, N.Y.                                  X                         Growth of capital       Common stocks of
                                                                                                    medium-to-large
                                                                                                     capitalization
                                                                                                       companies


                    ----------------------------------------------------------------------------------------------------
                                                  X                             Long-term           Common stocks of
                                                                            growth of capital       medium-to-large
                                                                              by investing           capitalization
                                                                              primarily in             companies
                                                                             companies that
                                                                           meet financial and
                                                                             social criteria
========================================================================================================================
     Northstar                                     X                        Long-term capital        Common stocks
                                                                              appreciation
 Stamford, Conn.

                    ----------------------------------------------------------------------------------------------------

                                                              X                  Capital           Equity securities
                                                                              appreciation
                                                                             by investing in
                                                                              a diversified
                                                                              portfolio of
                                                                            equity securities

                    ----------------------------------------------------------------------------------------------------
                                                                            Long-term capital    International equities
                                                                              appreciation





                    ----------------------------------------------------------------------------------------------------
                                                                                 Capital             Common stocks
                                                                              appreciation





                    ----------------------------------------------------------------------------------------------------
                                                                           High current yield       High-yield bonds
                                                                               and capital
                                                                              appreciation

========================================================================================================================

                                       ADVISER/
    FUND GROUP           FUND         SUBADVISER  MONEY MARKET   FIXED INCOME   GROWTH & INCOME
===============================================================================================
       OCC         OCC Accumulation      OpCap
                     Trust Equity      Advisors
  New York, N.Y.       Portfolio
                   ----------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                     Trust Global      Advisors
                       Portfolio
                   ----------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                     Trust Managed     Advisors
                       Portfolio
                   ----------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                      Trust Small      Advisors
                     Cap Portfolio
===============================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                    PRIMARY
    FUND GROUP    INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH       OBJECTIVES          INVESTMENTS
==================================================================================================================
       OCC                                                                Long-term capital      Securities of
                                                                             appreciation         undervalued
 New York, N.Y.                                                                                    companies
                    ----------------------------------------------------------------------------------------------
                                                                          Long-term capital  Global investments in
                                                                             appreciation      equity securities
                    ----------------------------------------------------------------------------------------------
                                                                          Growth of capital      Common stocks,
                                                                                                 bonds and cash
                                                                                                  equivalents
                    ----------------------------------------------------------------------------------------------
                                                              X                Capital        Equity securities of
                                                                             appreciation       companies under
                                                                                                  $1 billion
==================================================================================================================

     You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

REINVESTMENT

     The Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

     The Company, in its sole discretion, reserves the following rights:

     * The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.
     * The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.
     * If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     * The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:

          -- manage the Variable Account as a management investment company under the 1940 Act;

          -- deregister the Variable Account under the 1940 Act if registration is no longer required;

          -- combine the Variable Account with other separate account(s) of the Company; or

          -- reallocate assets of the Variable Account to another Separate Account.

     * Restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

     *    Make any changes required by the 1940 Act.

     * In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     *    Applicable Federal and state laws and regulations.

     *    Notice to Contract Owners.

     *    Approval of the SEC and/or state insurance authorities.


CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)


     No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under Transfer Series Contracts or Retail Series Contracts, or part or all of Contract Value under Flex Series Contracts, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company. There is no Withdrawal Charge for withdrawals from Plus Series Contracts.


     Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

     The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.


     TRANSFER SERIES CONTRACTS. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

      The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

                           TRANSFER SERIES CONTRACTS
                      WITHDRAWAL CHARGE PERCENTAGE TABLE
            ----------------------------------------------------
                 CONTRACT YEAR OF
                 WITHDRAWAL MINUS         WITHDRAWAL CHARGE AS A
            CONTRACT YEAR OF PURCHASE       PERCENTAGE OF EACH
                     PAYMENT                 PURCHASE PAYMENT
            -------------------------     ----------------------
                        0                           6%
                        1                           6
                        2                           5
                        3                           5
                        4                           4
                        5                           2
                   6 and later                      0

     RETAIL SERIES CONTRACTS. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request, then from Purchase Payments on a first-in, first-out basis.

     The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

                           RETAIL SERIES CONTRACTS
                     WITHDRAWAL CHARGE PERCENTAGE TABLE
            ----------------------------------------------------
                 CONTRACT YEAR OF
                 WITHDRAWAL MINUS         WITHDRAWAL CHARGE AS A
            CONTRACT YEAR OF PURCHASE       PERCENTAGE OF EACH
                     PAYMENT                 PURCHASE PAYMENT
            -------------------------     ----------------------
                        0                           7%
                        1                           7
                        2                           6
                        3                           5
                        4                           4
                        5                           2
                   6 and later                      0


     For Qualified Retail Series Contracts, the Withdrawal Charge will be zero after the twelfth Contract Year.

     FLEX SERIES CONTRACTS. If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:

                     CONTRACT YEAR     WITHDRAWAL CHARGE
                     -------------     -----------------
                           1                  8%
                           2                  8
                           3                  8
                           4                  7
                           5                  6
                           6                  5
                           7                  4
                           8                  3
                           9                  2
                           10                 1
                           11                 0

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN CONTRACTS

     For Contracts which are Qualified Plans under Section 457 of the Code, we will waive the Withdrawal Charge on full and partial withdrawals you request anytime while this Contract is in force if:

     *    The Annuitant separates from service with the Contract Owner;

     *    The Annuitant dies;

     *    The Annuitant becomes permanently and totally disabled as defined in
          Section 22(e)(3) of the Code;

     * The Annuitant demonstrates a financial hardship, as defined in Section 457(d)(1)(iii) of the Code and Treasury Regulations thereunder; or

     *    Minimum distributions from the Contract must be made as required by
          Section 457(d)(2) of the Code.

     Withdrawals requested because of the death of the Annuitant (or the Owner for a Retail Series Contract) will be paid to the Beneficiary(ies) designated in the Contract, or if none, to the Annuitant's

(or the Owner's for a Retail Series Contract) estate. All other withdrawals requested hereunder will be paid to the Annuitant.

     We reserve the right to receive written proof from the Contract Owner that the requirements for waiver of the Withdrawal Charge are met before we waive such charge. Total or partial withdrawals may be subject to income taxes and a 10% tax penalty. You should consult your tax advisor before making a withdrawal.

PARTIAL WAIVER OF WITHDRAWAL CHARGE

     TRANSFER SERIES AND FLEX SERIES. During any 12-month period, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

     *    10% of the Contract Value less any Outstanding Loan Balance; or

     * For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

     We call this amount the "Free Surrender Amount."

     If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:


                       10% x [(Greater of A or B) - C] D


     Where:

     A= Contract Value on the date of the first withdrawal in the 12-month period;

     B= Contract Value on the date of the withdrawal request;

     C= Outstanding Loan Balance on the date of the withdrawal request; and

     D= Any prior withdrawals made during the same 12-month period.


     RETAIL SERIES. For Retail Series Contracts, during any Contract Year, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. For each Contract Year, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:


     *    Earnings; or

     * 10% of Purchase Payments, as of the last Contract Anniversary, subject to the Withdrawal Charge.

This amount can be taken in up to four withdrawals per Contract Year. We call this the "Free Surrender Amount." If the first withdrawal exceeds this amount, the excess is subject to the Withdrawal Charge. If the first withdrawal equals the Free Surrender Amount, other withdrawals during the Contract Year may be subject to the Withdrawal Charge, although Contract Earnings are always available without being subject to the Withdrawal Charge.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the Contract Year. The unused portion of the Free

Surrender Amount may be applied against no more than three (3) additional withdrawals during the Contract Year, and Contract Earnings are always available without being subject to the Withdrawal Charge.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made during the Contract Year and will be based upon:


                            [Greater of A or B] - C


     Where:


     A= Earnings;

     B= 10% of Purchase Payments subject to Withdrawal Charges as of the beginning of the Contract Year; and

     C= Any prior withdrawals made during the same Contract Year period.


     GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59 1/2. (See "Taxation of Annuities.")

     Contracts purchased as "tax sheltered annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")

REDUCTION OF WITHDRAWAL CHARGE

     The Company may, at its option, provide a reduction in the Withdrawal Charge for specific classes of Contract purchasers. Currently, the Company provides a reduced Withdrawal Charge for purchasers of Tax Sheltered Annuities issued pursuant to Section 403(b) of the Code to employees of certain school districts which, in the judgment of the Company, have provided cost reduction benefits to the Company in the distribution of its contracts. For such purchasers, the Withdrawal Charge on Flex Series Contracts is reduced to 5% in each of the first five Contract Years. The Withdrawal Charge on Transfer Series Contracts is reduced to 5% in each of the first two Contract Years following receipt of a Purchase Payment.


ANNUAL CONTRACT CHARGE

     On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value meets specified conditions, for example if the Contract Value exceeds $25,000 for Flex Series, Transfer Series or qualified Retail Series Contracts or where the Contract Value exceeds $50,000 for IRA or non-qualified Retail Series Contracts. The Company reserves the right to waive the Annual Contract Charge for Plus Series Contracts when the Contract Value meets specified conditions, for example if the Contract Value exceeds $50,000. For Retail Series Contracts, the Company also waives this charge where the Annual Purchase Payments, less any withdrawals, equal or exceed $5,000. However, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.


MORTALITY RISK CHARGE

     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date.") This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE

     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE

     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

PRODUCT CHARGE (FOR PLUS SERIES CONTRACTS ONLY)

     The Company assesses no Withdrawal charges for Plus Series Contracts. Instead, a Product Charge is made for Plus Series Contracts. This charge is equal to an annual rate of .15% of the average daily Variable Account Contract Value. The charge is deducted monthly from the Variable Account Sub-Accounts or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for the entire month before the date of the deduction, no Product Charge is made for that month. The Company may not increase the rate of the Product Charge for any Plus Series Contract.


SUFFICIENCY OF CHARGES

     If the amount of the Withdrawal Charge assessed in connection with Flex Series, Transfer Series and Retail Series Contracts and the Product Charge assessed in connection with Plus Series Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     The Company does not currently believe that the Withdrawal Charges and Product Charges imposed will cover the expected costs of distributing the Contracts, depending on the number of years the Contracts are held.


     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before the Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES

     The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with

     *    the use of mass enrollment procedures,

     * the performance of administrative or enrollment functions by an employer,

     * the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

     * any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS

     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION

     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.


     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.


THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS

     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The initial Purchase Payment will be credited within two business days after receipt at the Company's Home Office if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.


     For Transfer Series Contracts, Flex Series Contracts and Retail Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Transfer Series Contracts and Retail Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under Transfer Series Contracts is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under Flex Series Contracts is $50. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under Retail Series Contracts is $5,000 or $50 for periodic premiums. The minimum initial Purchase Payment the Company will accept under Plus Series Contracts is $25,000 and subsequent payments may not be less than $5,000. The minimum payment to Fixed Account C for Flex Series, Transfer Series and Retail Series Contracts is $5,000.

     The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series, Flex Series, Retail Series and Plus Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.


REVOCATION

     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Home Office in Seattle, Washington, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. For Flex Series and Transfer Series Contracts, the Company will refund the Contract Value unless you reside in a state requiring return of Purchase Payment, in which case the Company will refund Purchase Payments paid.

     For Retail Series and Plus Series Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, we will credit the initial Purchase Payment and any Purchase Payments received prior to the Initial Purchase Payment Transfer Date to the Fidelity VIP Money Market Sub-Account. If you cancel your Contract during the free look period, the Company will refund your Purchase Payments or Contract Value, whichever is larger.


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS

     For Flex Series, Transfer Series and Retail Series Contracts, the Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, Fixed Account B, and/or Fixed Account C. For Plus Series Contracts, the Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, and/or Fixed Account C. (See Appendix A.)

     For Retail Series and Plus Series Contracts, on the Initial Purchase Payment Transfer Date, we will transfer the Contract Value in the Fidelity Money Market Sub-Account to the Fixed Account and the Sub-Accounts of the Variable Account as the Contract Owner designated on the Contract application. After the Initial Purchase Payment Transfer Date, we credit payments to the Fixed Account and Sub-Accounts of the Variable Account as designated by the Contract Owner on the Contract application.


     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE

     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

     (b) PLUS the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

     (c) PLUS a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2)  Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     (b) PLUS a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE

     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:

     For Flex Series and Transfer Series Contracts,


(1) If the Contract Owner dies before the first day of the month following the Contract Owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies on or before the first day of the month following the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the Death Benefit will be the greatest of:


     (a)  The Contract Value less any Outstanding Loan Balance;

     (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

     (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Death Benefit will be Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

(3) If the Contract Owner of a non-qualified Contract dies, the Death Benefit will be Withdrawal Value as of the Death Benefit Valuation Date.


     For Retail Series and Plus Series Contracts,

(1) If the Contract Owner dies before the first day of the month following the Contract Owner's 80th birthday, then as of the Death Benefit Valuation Date, the Death Benefit will be the greatest of:


     (a)  The Contract Value less any Outstanding Loan Balance;

     (b) The sum of the Purchase Payments received by the Company under the Contract, less the proportional amount of any withdrawals, proportional amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

     (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's death, plus any Purchase Payments since that Anniversary, less the proportional amount of any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner dies after the first day of the month following the Contract Owner's 80th birthday, the Death Benefit will be the greater of
     (a) or (b) above.

(3) If the Annuitant of a non-qualified Contract dies, the Death Benefit will be Withdrawal Value as of the Death Benefit Valuation Date.


     For Retail Series Contracts, the Contract Owner may purchase a rider to the Contract that entitles the Contract Owner to change the Specified Contract Anniversary to the Contract Value on the first Contract Anniversary immediately preceding the Contract Owner's death. The fee for this rider is equal to an annual rate of .15% of the average daily Variable Account Contract Value. This fee is charged monthly.


PAYMENT OF DEATH BENEFIT BEFORE THE START DATE

     The Beneficiary may elect to have any portion of the Death Benefit:

(1)  Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3)  Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE

     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)

     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.") For Flex Series, Transfer Series and Retail Series Contracts, the Contract Owner may request withdrawal of either:


     * a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or

     * a specific amount after deduction of the applicable Withdrawal Charge and taxes.


     For Plus Series Contracts, no Withdrawal Charge will be made on full or partial withdrawals.

     If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" and "Annual Contract Charge.")

     For Flex Series, Transfer Series, and qualified Retail Series Contracts, partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:


     *    $1,000, or

     *    the Outstanding Loan Balance divided by 85%.

     For non-qualified Retail Series and Plus Series Contracts, partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below $1,000. For qualified Plus Series Contracts, partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:

     *    $25,000; and

     *    the Outstanding Loan Balance divided by 85%.


     No withdrawals are permitted from Fixed Account C.

     The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25 for Flex Series and Transfer Series Contracts, and $25 for Retail Series and Plus Series Contracts. No processing fee will be charged in connection with full withdrawals.


     The Company may cancel the Contract when:

     * the entire Withdrawal Value is withdrawn on or before the Start Date, or

     * the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption).") The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges, if applicable, are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing. The amount of each Systematic Withdrawal must be at least $300.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25 for Flex Series, Transfer Series and Retail Series Contracts, and $25 for Plus Series Contracts.

     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59 1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS

     Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.


     Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. For Plans other than Plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), up to $10,000 may be borrowed even if it is more than 50% of the value of the employee's accrued benefit under the Qualified Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.


     Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. No loans are permitted from Fixed Account C. A loan document can be obtained by writing to the Company's Home Office in Seattle, Washington.

     The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of 3%. The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

     If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities.")

     The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 70 1/2.

     The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax advisor should be consulted before obtaining a Contract loan.

REALLOCATIONS

     For Flex Series, Transfer Series, or Retail Series Contracts,


     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed

Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account A or Fixed Account B to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts.")


     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or Fixed Account B or from Fixed Account A, Fixed Account B, or the Variable Account to Fixed Account C are not permitted.

     For Plus Series Contracts,

     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to Various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to Fixed Account A. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from Fixed Account A to a Sub-Account.

     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or from Fixed Account A or the Variable Account to Fixed Account C are not permitted.

     Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging.

     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to any available Fixed Account other than Fixed Account C. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company. Currently, there is no charge for such a reallocation. The Company reserves the right, however, to charge a reallocation fee not to exceed $25 per reallocation and to limit the amount and number of reallocations made by the Contract Owner. After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.


     The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in proper form must be received at the Home Office of the Company. An Automatic Reallocation application can be obtained by writing to the Company's Home Office in Seattle, Washington. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

     Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice, which the Company received the Automatic Reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

     A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's Home Office. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.


     The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B (not available in Plus Series Contracts) and Fixed Account C is not eligible for Automatic Reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to any available Fixed Account other than Fixed Account C. No reallocations from Fixed Account B, if available, or to Fixed Account C are permitted under this service. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may be made only on a monthly basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging at any time by notifying the Company in writing.


     Contract Owners interested in Dollar Cost Averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

     The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging. Although the Company currently charges no fees for reallocations made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account C.


     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to any other available Fixed Account any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     For Flex Series, Transfer Series and Retail Series Contracts, reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:


     * Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

     * The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

     * Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

     * Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

     Reallocations of Fixed Account C Contract Values are subject to the following conditions:

     * Reallocations from Fixed Account C must begin within 30 days of deposit, and must be substantially equal payments over a 12 month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.

     * If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

     * You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

     * If reallocations from Fixed Account C are discontinued prior to the end of the 12 month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.


     The Company reserves the right to permit reallocations from Fixed Accounts A and B (if available) in excess of the limits described above on a non-discriminatory basis.


ASSIGNMENTS

     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.


     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner (or the Annuitant in the case of non-qualified Flex Series, Transfer Series or Plus Series Contracts) dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Annuitant's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.


     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to the Company's Home Office in Seattle, Washington.


ANNUITY PROVISIONS

START DATE

     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

     The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

     For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")

ANNUITY PAYOUT SELECTION

     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS

     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY PAYOUT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint

Annuitant, whichever lives longer, occurs. THERE IS NOT A MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY PAYOUT. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     The Company will pay Fixed and Variable Annuity Payouts under other Annuity Forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS

     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS

     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payouts are based on the Annuity Unit values of a single Sub-Account, the dollar amount of the first annuity payout, determined as set forth above, is divided by the Sub-Account Annuity Unit value as of the Start Date to establish the number of Annuity Units representing each annuity payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

     The annuity tables in the Contracts are based upon the 1983 Mortality Table a and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.

     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE

     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE

     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION

     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to annuity payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase annuity payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

     After a partial annuitization, annuity payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase annuity payouts, the Contract continues as if no partial annuitization had occurred.


FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code.

     The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The following discussion assumes that Qualified Contracts are purchased and proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

     The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL
     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

     WITHDRAWALS
     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under-excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

     ANNUITY PAYOUTS
     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional annuity payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic annuity payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payouts for the term of the payouts; however, the remainder of each annuity payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each annuity payout is taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from Transfer Series, Flex Series or Plus Series Contracts because of the death of a Contract Owner or an Annuitant. For Retail Series Contracts, amounts may be distributed from a Contract because of the death of a Contract Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.


     PENALTY TAX ON CERTAIN DISTRIBUTIONS
     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     *    Made on or after the taxpayer reaches age 59 1/2;

     * Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

     *    Attributable to the taxpayer becoming disabled;

     * A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     * Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     * Made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status.

Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats all non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES

     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

     TRADITIONAL IRAS. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the contract owner reaches age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAS. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

SECTION 457 PLANS

     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. There is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.


DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. Commissions and other distribution compensation will be paid by the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Generally such payments will not exceed 7.00% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.


REPORTS TO CONTRACT OWNERS

     The Company will mail to the Contract Owner, at the last known address of record at the Home Office of the Company, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

     To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Contract. Call (800) 870-0453 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports.


LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party. The Company and its affiliates, like other life insurance companies, are periodically involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


PREPARING FOR THE YEAR 2000

     The Company's business units utilize data processing systems in the administration of the insurance and financial services products which they market. Most of the Company's data processing systems have required modifications to enable them to process dates including the year 2000 and beyond.

     In 1995, the Company initiated an enterprise wide program of identifying and modifying systems affected by the year 2000. The Company developed a plan whereby all systems would be identified, modified and tested for Year 2000 compliance. The Company initiated a structured review and reporting system whereby senior management is regularly advised of the status of the project. As of June 30, 1999, ReliaStar had converted, tested for Year 2000 compliance and put into production all of its core business applications.

     The Company conducts business with a multitude of business entities whose ability to comply with Year 2000 systems issues may affect the business operations of the Company. The Company has made an attempt to determine whether such entities have adequate plans for Year 2000 compliance, and the Company is not aware of any instances where a key supplier or vendor will not be compliant. The Company does not have the ability to assure with any certainty the compliance capacity of third parties.

     The Company's business would be adversely affected if it does not meet its goals relative to Year 2000 preparedness, and the Company's plans and actions reflect the importance of this project. Although the Company has contingency plans in place, it is not reasonably possible to develop contingency plans which would comprehensively address widespread systems failures.


FINANCIAL STATEMENTS AND EXPERTS

     The annual financial statements of Separate Account One as of December 31, 1998 and for each of the two years then ended and the annual statutory basis financial statements of Northern Life Insurance Company as of and for the years ended December 31, 1998 and 1997, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


Introduction ..........................................................   SAI- 2
Custody of Assets .....................................................   SAI- 2
Independent Auditors ..................................................   SAI- 3
Distribution of the Contracts .........................................   SAI- 3
Calculation of Yields and Total Returns ...............................   SAI- 3

Company Holidays ......................................................   SAI-14
Financial Statements ..................................................   SAI-14






If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-800-621-3750 or return this request to:


WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401


Your name ______________________________________________________________________


Address ________________________________________________________________________


City __________________________________ State __________________ Zip ___________




Please send me a copy of the Separate Account One Statement of Additional Information.


________________________________________________________________________________






     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

THE FIXED ACCOUNTS

     CONTRIBUTIONS AND REALLOCATIONS TO FIXED ACCOUNT A, FIXED ACCOUNT B (IF AVAILABLE), AND FIXED ACCOUNT C (COLLECTIVELY, THE "FIXED ACCOUNTS") UNDER THE CONTRACTS BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "GENERAL ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR ARE THE FIXED ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNTS NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACTS. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACTS AND THE FIXED ACCOUNTS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.


     The Company may credit interest in excess of the guaranteed rate of 3%. For Flex Series and Transfer Series Contracts any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. For Retail Series and Plus Series Contracts, any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount for at least 12 months, and subsequent interest rates for that amount will not be changed more often than once every 12 months.


     There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                   APPENDIX B

PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:

                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                 DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                 -----------    -----------    -----------    -----------
                                                     1995           1996           1997           1998
                                                 -----------    -----------    -----------    -----------
THE ALGER AMERICAN FUND:
 (All Sub-Accounts from October 20, 1995)
Alger American Growth Portfolio
  Beginning of period ........................    $ 10.0000      $ 10.0072     $  11.1842     $  13.8684
  End of period ..............................    $ 10.0072      $ 11.1842     $  13.8684     $  20.2501
  Units outstanding at end of period .........        7,531        162,852        402,925        958,685
Alger American Leveraged AllCap Portfolio
  Beginning of period ........................    $ 10.0000      $ 10.2636     $  11.3381     $  13.3809
  End of period ..............................    $ 10.2636      $ 11.3381     $  13.3809     $  20.8260
  Units outstanding at end of period .........        3,864        130,393        260,380        491,436
Alger American MidCap Growth Portfolio
  Beginning of period ........................    $ 10.0000      $  9.8937     $  10.9156     $  12.3791
  End of period ..............................    $  9.8937      $ 10.9156     $  12.3791     $  15.9059
  Units outstanding at end of period .........        2,208        227,029        405,580        590,794
Alger American Small Capitalization
 Portfolio
  Beginning of period ........................    $ 10.0000      $  9.8255     $  10.0929     $  11.0864
  End of period ..............................    $  9.8255      $ 10.0929     $  11.0864     $  12.6301
  Units outstanding at end of period .........        9,498        261,902        527,947        751,967

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 (VIP):
 (All Sub-Accounts from October 20, 1995)
VIP Equity-Income Portfolio
  Beginning of period ........................    $ 10.0000      $ 10.7172     $  12.0764     $  15.2559
  End of period ..............................    $ 10.7172      $ 12.0764     $  15.2559     $  16.7931
  Units outstanding at end of period .........        3,922        370,036      1,040,329      1,850,470
VIP Growth Portfolio
  Beginning of period ........................    $ 10.0000      $  9.8237     $  11.1104     $  13.5286
  End of period ..............................    $  9.8237      $ 11.1104     $  13.5286     $  18.6089
  Units outstanding at end of period .........        5,112        210,258        624,734      1,117,355
VIP Money Market Portfolio
  Beginning of period ........................    $ 10.0000      $ 10.0743     $  10.4712     $  10.8926
  End of period ..............................    $ 10.0743      $ 10.4712     $  10.8926     $  11.3294
  Units outstanding at end of period .........           --        104,844        446,458        605,376

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
 (VIP II):
VIP II Asset Manager: Growth Portfolio
 (From October 20, 1995)
  Beginning of period ........................    $ 10.0000      $ 10.3997     $  12.2982     $  15.1675
  End of period ..............................    $ 10.3997      $ 12.2982     $  15.1675     $  17.5847
  Units outstanding at end of period .........        6,432         58,201        293,160        652,013
VIP II Contrafund Portfolio
 (From October 20, 1995)
  Beginning of period ........................    $ 10.0000      $ 10.2935     $  12.3119     $  15.0718
  End of period ..............................    $ 10.2935      $ 12.3119     $  15.0718     $  19.3181
  Units outstanding at end of period .........        7,417        314,103      1,124,760      2,090,469
VIP II Index 500 Portfolio
 (From October 20, 1995)
  Beginning of period ........................    $ 10.0000      $ 10.5862     $  12.8201     $  16.7757
  End of period ..............................    $ 10.5862      $ 12.8201     $  16.7757     $  21.2285
  Units outstanding at end of period .........          702        231,904      1,310,992      3,336,587

                                                  YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                 -----------     -----------       -----------      -----------
                                                     1995            1996              1997             1998
                                                 -----------     -----------       -----------      -----------
VIP II Investment Grade Bond Portfolio
 (From April 30, 1999)
  Beginning of period ........................       N/A             N/A               N/A              N/A
  End of period ..............................       N/A             N/A               N/A              N/A
  Units outstanding at end of period .........       N/A             N/A               N/A              N/A

FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND III (VIP III):
 (From January 1, 1999)
VIP III Growth Opportunities Portfolio
  Beginning of period ........................       N/A             N/A               N/A              N/A
  End of period ..............................       N/A             N/A               N/A              N/A
  Units outstanding at end of period .........       N/A             N/A               N/A              N/A

JANUS ASPEN SERIES:
 (All Sub-Accounts From August 8, 1997)
Aggressive Growth Portfolio
  Beginning of period ........................       N/A             N/A             $ 10.0000       $  10.8993
  End of period ..............................       N/A             N/A             $ 10.8993       $  14.4299
  Units outstanding at end of period .........       N/A             N/A                17,506          143,611
Growth Portfolio
  Beginning of period ........................       N/A             N/A             $ 10.0000       $  10.1307
  End of period ..............................       N/A             N/A             $ 10.1307       $  13.5522
  Units outstanding at end of period .........       N/A             N/A                82,286          662,697
International Growth Portfolio
  Beginning of period ........................       N/A             N/A             $ 10.0000       $   9.5720
  End of period ..............................       N/A             N/A             $  9.5720       $  11.0658
  Units outstanding at end of period .........       N/A             N/A                81,884          275,637
Worldwide Growth Portfolio
  Beginning of period ........................       N/A             N/A             $ 10.0000       $   9.7818
  End of period ..............................       N/A             N/A             $  9.7818       $  12.4357
  Units outstanding at end of period .........       N/A             N/A               295,875        2,066,481

NEUBERGER BERMAN AMT:
Limited Maturity Bond Portfolio
 (From August 8, 1997)
  Beginning of period ........................       N/A             N/A             $ 10.0000       $  10.1973
  End of period ..............................       N/A             N/A             $ 10.1973       $  10.4971
  Units outstanding at end of period .........       N/A             N/A                22,029          210,709
Partners Portfolio
 (From August 8, 1997)
  Beginning of period ........................       N/A             N/A             $ 10.0000       $  10.2686
  End of period ..............................       N/A             N/A             $ 10.2686       $  10.5521
  Units outstanding at end of period .........       N/A             N/A               255,773        1,582,048
Socially Responsive Portfolio
 (From January 1, 1999)
  Beginning of period ........................       N/A             N/A               N/A              N/A
  End of period ..............................       N/A             N/A               N/A              N/A
  Units outstanding at end of period .........       N/A             N/A               N/A              N/A

NORTHSTAR GALAXY TRUST:
Emerging Growth Portfolio
 (From October 20, 1995)
  Beginning of period ........................   $ 10.0000       $ 10.3844           $ 11.6519       $  13.2845
  End of period ..............................   $ 10.3844       $ 11.6519           $ 13.2845       $  15.3663
  Units outstanding at end of period .........      2,292          62,237              270,968          338,593

                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31    DECEMBER 31
                                                 -----------     -----------     -----------    -----------
                                                     1995            1996            1997           1998
                                                 -----------     -----------     -----------    -----------
Growth + Value Portfolio
 (From October 20, 1995)
  Beginning of period ........................   $ 10.0000       $ 10.1010        $  12.2601     $  13.8613
  End of period ..............................   $ 10.1010       $ 12.2601        $  13.8613     $  16.3103
  Units outstanding at end of period .........       1,068         318,138         1,118,716      1,333,885
International Value Portfolio
 (From August 8, 1997)
  Beginning of period ........................       N/A             N/A          $  10.0000     $  10.0734
  End of period ..............................       N/A             N/A          $  10.0734     $  11.6150
  Units outstanding at end of period .........       N/A             N/A              57,507        330,553
Research Enhanced Index Portfolio
 (From October 20, 1995)
  Beginning of period ........................   $ 10.0000       $ 10.2402        $  11.4374     $  12.0694
  End of period ..............................   $ 10.2402       $ 11.4374        $  12.0694     $  12.0629
  Units outstanding at end of period .........      1,937          52,791            238,691        403,214
High Yield Bond Portfolio
 (From August 8, 1997)
  Beginning of period ........................       N/A             N/A          $  10.0000     $  10.1766
  End of period ..............................       N/A             N/A          $  10.1766     $  10.0942
  Units outstanding at end of period .........       N/A             N/A             105,615        885,662
OCC ACCUMULATION TRUST
 (All Sub-Accounts From August 8, 1997)
Equity Portfolio
  Beginning of period ........................       N/A             N/A          $  10.0000     $  10.6410
  End of period ..............................       N/A             N/A          $  10.6410     $  11.7375
  Units outstanding at end of period .........       N/A             N/A              45,654        227,143
Global Equity Portfolio
  Beginning of period ........................       N/A             N/A          $  10.0000     $   9.4593
  End of period ..............................       N/A             N/A          $   9.4593     $  10.5673
  Units outstanding at end of period .........       N/A             N/A              18,968         70,138
Managed Portfolio
  Beginning of period ........................       N/A             N/A          $  10.0000     $  10.0801
  End of period ..............................       N/A             N/A          $  10.0801     $  10.6480
  Units outstanding at end of period .........       N/A             N/A             274,773      1,659,488
Small Cap Portfolio
  Beginning of period ........................       N/A             N/A          $  10.0000     $  10.1959
  End of period ..............................       N/A             N/A          $  10.1959     $   9.1466
  Units outstanding at end of period .........       N/A             N/A              48,630        252,954

     * The Sub-Accounts investing in The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Northstar Galaxy Trust were not available through the Variable Account prior to 1995.

     * The Sub-Accounts investing in the Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio, the Northstar Galaxy Trust High Yield Bond Fund, the Northstar Galaxy Trust International Value Fund and OCC Accumulation Trust were not available through the Variable Account prior to August 8, 1997.

     * The Sub-Accounts investing in the Fidelity Variable Insurance Products Fund III and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

     * The Sub-Account investing in the Fidelity VIP II Investment Grade Bond Portfolio was not available through the Variable Account prior to April 30, 1999.

                                TABLE OF CONTENTS


"THE NORTHERN LIFE ADVANTAGE INVESTMENT OPTIONS"



The Alger American Fund:
 Alger American Growth Portfolio
 Alger American Leveraged AllCap Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Small Capitalization Portfolio

Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager: Growth Portfolio
 VIP II Contrafund Portfolio
 VIP II Index 500 Portfolio
 VIP II Investment Grade Bond Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth Opportunities Portfolio

Janus Aspen Series:
 Aggressive Growth Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio

Neuberger Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio
 Partners Portfolio
 Socially Responsive Portfolio

Northstar Galaxy Trust:
 Emerging Growth Portfolio
 Growth + Value Portfolio
 International Value Portfolio
 Research Enhanced Index Portfolio
 High Yield Bond Portfolio

OCC Accumulation Trust:
 Equity Portfolio
 Global Equity Portfolio
 Managed Portfolio
 Small Cap Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION
                                FOR NORTHERN LIFE
                                ADVANTAGE ANNUITY

                            ADVANTAGE CENTURY ANNUITY
                         ADVANTAGE CENTURY PLUS ANNUITY


                               ------------------


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                                       AND
                         NORTHERN LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated ____________, 1999 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                -----------------


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Introduction ..........................................................   SAI-2
Custody of Assets .....................................................   SAI-2
Independent Auditors ..................................................   SAI-3
Distribution of the Contracts .........................................   SAI-3
Calculation of Yields and Total Returns ...............................   SAI-3

Company Holidays ......................................................  SAI-14
Financial Statements ..................................................  SAI-14


                               ------------------


     The date of this Statement of Additional Information is ___________, 1999.



                                      SAI-1

INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for Flex Series, Transfer Series and Retail Series Contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C and which for Plus Series Contracts includes Fixed Account A and/or Fixed Account C (which are part of the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:

     * the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.;

     * the VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Money Market Portfolio of the Variable Insurance Products Fund, VIP II Asset
          Manager: Growth Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio of the Variable Insurance Products Fund II, and VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, all of which are managed by Fidelity Management & Research Company;

     * the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation;

     * the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with assistance of Neuberger Berman, LLC as sub-adviser;

     * the Emerging Growth Portfolio, Growth + Value Portfolio, International Value Portfolio, Research Enhanced Index Portfolio, and High Yield Bond Portfolio of the Northstar Galaxy Trust which are managed by Northstar Investment Management Corporation; the Growth + Value Portfolio is sub-advised by Navellier Fund Management, Inc., the International Value Portfolio is sub-advised by Brandes Investment Partners, L.P., and the Research Enhanced Index Portfolio is sub-advised by J.P. Morgan Investment Management, Inc.;

     * the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors, a subsidiary of Oppenheimer Capital.


     Purchase Payments allocated to any available Fixed Account, which may include Fixed Account A, Fixed Account B or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts, which may include Fixed Account A, Fixed Account B and Fixed Account C, is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)


CUSTODY OF ASSETS

     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds and are not issued in certificated form.


                                      SAI-2

INDEPENDENT AUDITORS

     The financial statements as of December 31, 1998 and the two years then ended of Separate Account One and the statutory basis financial statements of Northern Life Insurance Company as of and for the two years ended December 31, 1998 and 1997, which are incorporated by reference into this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the years ended December 31, 1996, 1997 and 1998, WSSI was paid fees by the Company in connection with distribution of the Transfer Series and Flex Series Contracts aggregating $1,123,993, $5,551,624, and $10,569,750, respectively. No fees have been paid to WSSI by the Company in connection with the distribution of the Retail Series or Plus Series Contracts as they were not available prior to November 3, 1999 for Retail Series Contracts or prior to December, 1999 for Plus Series Contracts.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)


     No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Flex Series, Transfer Series or Retail Series Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)." There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter, except that no Withdrawal Charges apply to Plus Series Contracts.


CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per


                                      SAI-3
unit charges for the hypothetical account for: 1) the Annual Contract Charge;
2) Administration Charge; 3) the Mortality and Expense Risk Charges and 4) for Plus Series Contracts, the Product Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:


     Current Yield = ((NCS - ES)/UV) x (36 5/7)

     Where:

     NCS= the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV =  The Accumulation Unit value on the first day of the seven-day period.

     The current yield of the sub-account for the seven day period ended December 31, 1998 was 3.43%.

     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES = per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

     UV = the Accumulation Unit value for the first day of the seven-day period.

     The effective yield of the sub-account for the seven day period ended December 31, 1998 was 3.49%.

     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge, Mortality and Expense Risk Charges and, for Plus Series Contracts, the Product Charge. The



                                      SAI-4
yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 x [(((NI - ES)/(U x UV)) + 1) 6 - 1]

     Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

     ES =  expenses of the Sub-Account for the 30-day or one-month period.

     U =   the average number of Accumulation Units outstanding.

     UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.

     The annualized yield for the Northstar Galaxy Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 1998 was 8.23%. The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 1998 was 5.05%. The VIP II Investment Grade Bond Portfolio Sub-Account was not available through the Variable Account prior to April 30, 1999. Therefore, the annualized yield for the VIP II Investment Grade Bond Portfolio Sub-Account for the month ended December 31, 1998 is not available.

     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.


     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years. The Withdrawal Charge for Retail Series Contracts is equal to 2% to 7% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract. There is no Withdrawal Charge for Plus Series Contracts.


     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, the Annual Contract Charge and, for Plus Series Contracts, the Product Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge for any period less than six years for Transfer Series and Retail Series Contracts, and for any period less than 11 years for Flex Series



                                      SAI-5

Contracts. There is no Withdrawal Charge for Plus Series Contracts. The total return will then be calculated according to the following formula:


     TR =  ((ERV/P) 1/N) - 1

     Where:

     TR =  The average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P =   a hypothetical initial payment of $1,000.

     N =   the number of years in the period.


                                      SAI-6

     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1998.


                                                                                                    FOR THE PERIOD FROM DATE OF
                                                            FOR THE 1-YEAR PERIOD ENDED             INCEPTION OF SUB-ACCOUNT TO
SUB-ACCOUNT                                                          12/31/98                              12/31/98
-----------                                            ------------------------------------    ------------------------------------
                                                       ++T.S.    F.S.      R.S.      P.S.      T.S.      F.S.      R.S.      P.S.
Alger American Growth Portfolio                        40.36%    35.27%    39.46%    45.55%    23.64%    22.00%    23.64%    24.33%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio              49.99%    44.20%    49.09%    55.16%    24.75%    23.08%    24.75%    25.43%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                 22.84%    19.00%    21.94%    28.05%    14.35%    13.06%    14.35%    15.22%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio           8.27%     5.49%     7.37%    13.50%     6.07%     5.13%     6.07%     7.13%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                    4.42%     1.92%     3.52%     9.66%    16.40%    15.03%    16.40%    17.23%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                          31.90%    27.41%    31.00%    37.10%    20.31%    18.80%    20.31%    21.07%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio        10.28%     7.36%     9.38%    15.51%    18.15%    16.71%    18.15%    18.94%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                   22.52%    18.71%    21.62%    27.73%    21.78%    20.22%    21.78%    22.51%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                    20.89%    17.20%    19.99%    26.10%    25.55%    23.85%    25.55%    26.22%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond Portfolio          N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
 (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities Portfolio          N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
 (Sub-Account Inception: 1/1/99)
Janus Aggressive Growth Portfolio                      26.74%    22.63%    25.84%    31.95%    26.15%    22.91%    26.15%    29.47%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                 28.12%    23.91%    27.22%    33.33%    20.38%    17.49%    20.38%    23.76%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                    9.95%     7.05%     9.05%    15.18%     3.39%     1.59%     3.39%     7.01%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                       21.48%    17.74%    20.58%    26.69%    12.88%    10.47%    12.88%    16.37%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust             (2.71)%   (4.71)%   (3.61)%    2.53%    (0.67)%   (2.20)%   (0.67)%    3.02%
 Limited Maturity Bond Portfolio
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust             (2.89)%   (4.87)%   (3.79)%    2.35%    (0.28)%   (1.83)%   (0.28)%    3.40%
 Partners Portfolio (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust               N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
 Socially Responsive Portfolio (d)
 (Sub-Account Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth                 10.02%     7.11%     9.12%    15.25%    13.08%    11.84%    13.08%    13.98%
 Portfolio (a) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust Growth + Value Portfolio        12.02%     8.96%    11.12%    17.24%    15.30%    13.97%    15.30%    16.15%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust International Value Portfolio    9.65%     6.77%     8.75%    14.88      7.22%     5.18%     7.22%    10.79%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index         (5.71)%   (7.48)%   (6.61)%   (0.46)%    4.51%     3.64%     4.51%     5.62%
 Portfolio(b) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust High Yield Bond Portfolio       (6.46)%   (8.18)%   (7.36)%   (1.21)%   (3.57)%   (4.90)%   (3.57)%    0.17%
 (Sub-Account Inception: 8/8/97)
OCC Equity Portfolio (c)                                4.65%     2.13%     3.75%     9.89%     8.08%     5.98%     8.08%    11.63%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                             6.06%     3.44%     5.16%    11.30%    (0.17)%   (1.73)%   (0.17)%    3.51%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio (c)                              (0.02)%   (2.21)%   (0.92)%    5.22%     0.41%    (1.19)%    0.41%     4.08%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio (c)                           (15.94)%  (16.98)%  (16.84)%  (10.68)%  (10.56)%  (11.42)%  (10.56)%   (6.70)%
 (Sub-Account Inception: 8/8/97)

------------------------
++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract; R.S. = Retail Series Contract; P.S. = Plus Series Contract.

(See "Withdrawal Charge (Contingent Deferred Sale Charge)" in the Prospectus.)

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.


                                      SAI-7

     Such average annual total return information for the Sub-Accounts is as follows:


                                                                  FOR THE 1-YEAR                        FOR THE 5-YEAR
                                                                   PERIOD ENDED                          PERIOD ENDED
SUB-ACCOUNT                                                          12/31/98                              12/31/98
-----------                                            ------------------------------------    ---------------------------------
                                                       ++T.S.    F.S.      R.S.      P.S.      T.S.     F.S.     R.S.     P.S.
Alger American Growth Portfolio                        40.36%    35.27%    39.46%    45.55%    21.64%   20.85%   21.81%   21.79%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio              49.99%    44.20%    49.09%    55.16%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                 22.84%    19.00%    21.94%    28.05%    16.74%   16.05%   16.93%   16.95%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio           8.27%     5.49%     7.37%    13.50%    10.83%   10.29%   11.07%   11.14%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                    4.42%     1.92%     3.52%     9.66%    16.54%   15.86%   16.74%   16.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                          31.90%    27.41%    31.00%    37.10%    19.49%   18.74%   19.67%   19.66%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio        10.28%     7.36%     9.38%    15.51%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                   22.52%    18.71%    21.62%    27.73%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                    20.89%    17.20%    19.99%    26.10%    21.48%   20.69%   21.64%   21.63%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio         1.68%    (0.63)%    0.78%     6.92%     4.38%    4.02%    4.68%    4.82%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio        17.23%    13.80%    16.33%    22.45%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                      26.74%    22.63%    25.84%    31.95%    17.12%   16.42%   17.31%   17.32%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                 28.12%    23.91%    27.22%    33.33%    19.17%   18.43%   19.35%   19.35%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                    9.95%     7.05%     9.05%    15.18%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                       21.48%    17.74%    20.58%    26.69%    19.07%   18.33%   19.25%   19.25%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust             (2.71)%   (4.71)%   (3.61)%    2.53%     2.84%    2.53%    3.16%    3.32%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust             (2.89)%   (4.87)%   (3.79)%    2.35%      N/A      N/A      N/A      N/A
 Partners Portfolio
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust               N/A       N/A       N/A       N/A       N/A      N/A      N/A      N/A
 Socially Responsive Portfolio (d)
 (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)   10.02%     7.11%     9.12%    15.25%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio        12.02%     8.96%    11.12%    17.24%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio    9.65%     6.77%     8.75%    14.88%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced               (5.71)%   (7.48)%   (6.61)%   (0.46)%     N/A      N/A      N/A      N/A
 Index Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio       (6.46)%   (8.18)%   (7.36)%   (1.21)%     N/A      N/A      N/A      N/A
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                4.65%     2.13%     3.75%     9.89%    18.06%   17.34%   18.25%   18.25%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                             6.06%     3.44%     5.16%    11.30%      N/A      N/A      N/A      N/A
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                              (0.02)%   (2.21)%   (0.92)%    5.22%    16.93%   16.24%   17.12%   17.14%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                           (15.94)%  (16.98)%  (16.84)%  (10.68)%    6.25%    5.83%    6.53%    6.64%
 (Portfolio Inception: 8/1/88)



                                      SAI-8

                                                             FOR THE PERIOD FROM
               FOR THE 10-YEAR                              DATE OF INCEPTION OF
                PERIOD ENDED                                    PORTFOLIO TO
                  12/31/98                                        12/31/98
--------------------------------------------      ------------------------------------------
  T.S.        F.S.        R.S.        P.S.        T.S.        F.S.        R.S.        P.S.
    N/A         N/A         N/A         N/A       20.19%      20.08%      20.19%      20.01%

    N/A         N/A         N/A         N/A       36.79%      35.00%      36.79%      37.05%

    N/A         N/A         N/A         N/A       21.36%      20.63%      21.49%      21.44%

  18.08%      18.08%      18.08%      17.90%      17.09%      17.09%      17.09%      16.92%

  13.85%      13.85%      13.85%      13.68%      12.65%      12.65%      12.65%      12.48%

  17.60%      17.60%      17.60%      17.43%      15.57%      15.57%      15.57%      15.40%

    N/A         N/A         N/A         N/A       18.88%      17.61%      18.88%      19.37%

    N/A         N/A         N/A         N/A       26.10%      24.61%      26.10%      26.47%

    N/A         N/A         N/A         N/A       19.28%      18.59%      19.28%      19.10%

   6.66%       6.66%       6.66%       6.50%       6.64%       6.64%       6.64%       6.48%

    N/A         N/A         N/A         N/A       23.73%      22.31%      23.73%      24.14%

    N/A         N/A         N/A         N/A       19.71%      18.98%      19.87%      19.84%

    N/A         N/A         N/A         N/A       18.64%      17.94%      18.81%      18.79%

    N/A         N/A         N/A         N/A       16.57%      15.62%      16.57%      16.83%

    N/A         N/A         N/A         N/A       21.81%      21.05%      21.96%      21.92%

   5.11%       5.11%       5.11%       4.95%       6.24%       6.24%       6.24%       6.08%


    N/A         N/A         N/A         N/A       17.44%      16.49%      17.44%      17.67%


    N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A


    N/A         N/A         N/A         N/A       12.58%      11.74%      12.58%      12.91%

    N/A         N/A         N/A         N/A       15.83%      14.90%      15.83%      16.11%

    N/A         N/A         N/A         N/A        7.22%       5.18%       6.59%      10.79%

    N/A         N/A         N/A         N/A        5.80%       5.16%       5.80%       6.26%


    N/A         N/A         N/A         N/A        7.18%       6.49%       7.18%       7.61%

  15.77%      15.77%      15.77%      15.60%      15.25%      15.25%      15.25%      15.08%

    N/A         N/A         N/A         N/A       13.34%      12.23%      13.34%      13.98%

  17.56%      17.56%      17.56%      17.39%      17.24%      17.24%      17.24%      17.06%

  11.49%      11.49%      11.49%      11.32%      11.16%      11.16%      11.16%      10.99%

-----------------
++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract; R.S. = Retail Series Contract; P.S. = Plus Series Contract. (See "Withdrawal Charge

(Contingent Deferred Sale Charge)" in the Prospectus.)


                                      SAI-9

     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.


     Such average annual total return information for the Funds is as follows:


                                                                                                      FOR THE PERIOD
                                                                                                       FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                             12/31/98         12/31/98          12/31/98         12/31/98
---------                                         --------------   --------------   ---------------   --------------
Alger American Growth Portfolio                       48.07%           23.90%              N/A             22.02%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio             57.83%             N/A               N/A             39.34%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                30.30%           18.98%              N/A             23.50%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio         15.53%           13.09%            19.85%            18.86%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                  11.63%           18.77%            15.62%            14.41%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                         39.49%           21.74%            19.41%            17.35%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio       17.57%             N/A               N/A             21.42%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                  29.98%             N/A               N/A             28.62%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                   28.33%           23.72%              N/A             21.16%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio        8.85%            6.70%             8.35%             8.34%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio       24.61%             N/A               N/A             26.26%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                     34.26%           19.35%              N/A             21.91%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                35.66%           21.41%              N/A             20.86%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                  17.23%             N/A               N/A             18.86%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                      28.92%           21.32%              N/A             24.01%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust             4.39%            5.18%             6.79%             7.90%
Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust             4.21%             N/A               N/A             19.71%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust              N/A              N/A               N/A               N/A
 Socially Responsive Portfolio (d) (Portfolio
 Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth                17.30%             N/A               N/A             14.90%
 Portfolio (a)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio       19.33%             N/A               N/A             18.13%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value            16.93%             N/A               N/A             12.88%
 Portfolio
 (Since Inception 8/8/97)
Northstar Galaxy Trust Research Enhanced               1.35%             N/A               N/A              8.59%
 Index Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond                 0.59%             N/A               N/A              9.92%
 Portfolio
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                              11.86%           20.41%            17.62%            17.06%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                           13.29%             N/A               N/A             16.08%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                              7.12%           19.25%            19.40%            19.04%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                           (9.03)%           8.53%            13.21%            12.85%
 (Portfolio Inception: 8/1/88)



                                     SAI-10

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts, Flex Series Contracts, Retail Series Contracts and Plus Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.

                                                                                          FOR THE PERIOD
                                                                                           FROM DATE OF    FOR THE PERIOD
                                                        FOR THE 1-YEAR                     INCEPTION OF     FROM DATE OF
                                                         PERIOD ENDED    FOR THE 1-YEAR   SUB-ACCOUNT TO    INCEPTION OF
                                                           12/31/98       PERIOD ENDED       12/31/98      SUB-ACCOUNT TO
                                                          (T.S., F.S.       12/31/98        (T.S., F.S.       12/31/98
SUB-ACCOUNT                                                AND R.S.)         (P.S.)          AND R.S.)         (P.S.)
-----------                                             --------------   --------------   --------------   --------------
Alger American Growth Portfolio                             45.76%           45.55%            24.52%           24.33%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                   55.39%           55.16%            25.62%           25.43%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                      28.24%           28.05%            15.40%           15.22%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio               13.67%           13.50%             7.29%            7.13%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                         9.82%            9.66%            17.41%           17.23%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                               37.30%           37.10%            21.25%           21.07%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio             15.68%           15.51%            19.12%           18.94%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                        27.92%           27.73%            22.70%           22.51%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                         26.29%           26.10%            26.40%           26.22%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond Portfolio               N/A              N/A               N/A              N/A
 (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities Portfolio               N/A              N/A               N/A              N/A
 (Sub-Account Inception: 1/1/99)
Janus Aggressive Growth Portfolio                           32.14%           31.95%            29.66%           29.47%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                      33.52%           33.33%            23.95%           23.76%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                        15.35%           15.18%             7.17%            7.01%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                            26.88%           26.69%            16.54%           16.37%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                   2.69%            2.53%             3.18%            3.02%
 Limited Maturity Bond Portfolio
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                   2.51%            2.35%             3.56%            3.40%
 Partners Portfolio (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                    N/A              N/A               N/A              N/A
 Socially Responsive Portfolio (d) (Sub-Account
 Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)        15.42%           15.25%            14.15%           13.98%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust Growth + Value Portfolio             17.42%           17.24%            16.32%           16.15%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust International Value Portfolio        15.05%           14.88%            10.95%           10.79%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index              (0.31)%          (0.46)%            5.78%            5.62%
 Portfolio (b)
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust High Yield Bond Portfolio            (1.06)%          (1.21)%            0.32%            0.17%
 (Sub-Account Inception: 8/8/97)
OCC Equity Portfolio (c)                                    10.05%            9.89%            11.80%           11.63%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                 11.46%           11.30%             3.67%            3.51%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio (c)                                    5.38%            5.22%             4.24%            4.08%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio (c)                                (10.54)%         (10.68)%           (6.55)%          (6.70)%
 (Sub-Account Inception: 8/8/97)



                                     SAI-11

     The Average Annual Total Returns listed below do not reflect deduction of the Withdrawal Charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:


                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
                                                             12/31/98         12/31/98          12/31/98         12/31/98
                                                           (T.S., F.S.,     (T.S., F.S.,      (T.S., F.S.,     (T.S., F.S.,
SUB-ACCOUNT                                                  AND R.S.)        AND R.S.)        AND R.S.)        AND R.S.)
-----------                                               --------------   --------------   ---------------   --------------
Alger American Growth Portfolio                               45.76%           21.97%             N/A             20.19%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                     55.39%             N/A              N/A             37.25%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                        28.24%           17.13%             N/A             21.62%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                 13.67%           11.31%           18.08%            17.09%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                           9.82%           16.93%           13.85%            12.65%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                 37.30%           19.84%           17.60%            15.57%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio               15.68%             N/A              N/A             19.54%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                          27.92%             N/A              N/A             26.65%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                           26.29%           21.81%             N/A             19.28%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio                7.08%            4.98%            6.66%             6.64%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio               22.63%             N/A              N/A             24.32%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                             32.14%           17.50%             N/A             20.02%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                        33.52%           19.52%             N/A             18.97%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                          15.35%             N/A              N/A             17.01%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                              26.88%           19.43%             N/A             22.10%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                     2.69%            3.48%            5.11%             6.24%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                     2.51%             N/A              N/A             17.85%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially             N/A              N/A              N/A               N/A
 Responsive Portfolio (d) (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)          15.42%             N/A              N/A             13.08%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio               17.42%             N/A              N/A             16.28%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio          15.05%             N/A              N/A             10.95%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index                (0.31)%            N/A              N/A              6.42%
 Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio              (1.06)%            N/A              N/A              7.77%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                      10.05%           18.43%           15.77%            15.25%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                   11.46%             N/A              N/A             14.15%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                      5.38%           17.31%           17.56%            17.24%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                  (10.54)%           6.80%           11.49%            11.16%
 (Portfolio Inception: 8/1/88)



                                     SAI-12

                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
                                                             12/31/98         12/31/98          12/31/98         12/31/98
SUB-ACCOUNT                                                   (P.S.)           (P.S.)            (P.S.)           (P.S.)
-----------                                               --------------   --------------   ---------------   --------------
Alger American Growth Portfolio                                45.55%          21.79%             N/A             20.01%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                      55.16%            N/A              N/A             37.05%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                         28.05%          16.95%             N/A             21.44%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                  13.50%          11.14%           17.90%            16.92%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                            9.66%          16.76%           13.68%            12.48%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                  37.10%          19.66%           17.43%            15.40%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio                15.51%            N/A              N/A             19.37%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                           27.73%            N/A              N/A             26.47%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                            26.10%          21.63%             N/A             19.10%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio                 6.92%           4.82%            6.50%             6.48%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio                22.45%            N/A              N/A             24.14%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                              31.95%          17.32%             N/A             19.84%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                         33.33%          19.35%             N/A             18.79%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                           15.18%            N/A              N/A             16.83%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                               26.69%          19.25%             N/A             21.92%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                      2.53%           3.32%            4.95%             6.08%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                      2.35%            N/A              N/A             17.67%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially              N/A             N/A              N/A               N/A
 Responsive Portfolio (d) (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)           15.25%            N/A              N/A             12.91%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio                17.24%            N/A              N/A             16.11%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio           14.88%            N/A              N/A             10.79%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index                 (0.46)%           N/A              N/A              6.26%
 Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio               (1.21)%           N/A              N/A              7.61%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                        9.89%          18.25%           15.60%            15.08%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                    11.30%            N/A              N/A             13.98%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                       5.22%          17.14%           17.39%            17.06%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                   (10.68)%          6.64%           11.32%            10.99%
 (Portfolio Inception: 8/1/88)



                                     SAI-13

(a) The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.

(b) The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(c) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

(d) The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio had not commenced operations as of December 31, 1998.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = ERV/P - 1

     Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P =   a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

COMPANY HOLIDAYS

     The Company is closed on the following holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day (and the day following Thanksgiving Day), Christmas Day, and New Year's Eve. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.


FINANCIAL STATEMENTS

     The Statement of Additional Information incorporates by reference the Financial Statements for the Separate Account One as of December 31, 1998 and for the two years ended December 31, 1998 and 1997. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.

     The financial statements for the Company as of and for the years ended December 31, 1998 and 1997 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.


                                     SAI-14

                       NORTHERN LIFE SEPARATE ACCOUNT ONE

                                TABLE OF CONTENTS



                                                                         PAGE(S)
                                                                         -------

Independent Auditors' Report ............................................   *

Statement of Assets and Liabilities as of December 31, 1998 .............   *

Statements of Operations and Changes in Contract Owners' Equity for
 the years ended December 31, 1998 and 1997 .............................   *

Notes to Financial Statements ...........................................   *








------------------
* Incorporated by reference to Post-effective amendment No. 7 to the Form N-4 Registration Statement of Northern Life Insurance Company, File No. 33-90474, filed April 23, 1999.


                                     SAI-15

                         NORTHERN LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)


                      STATUTORY BASIS FINANCIAL STATEMENTS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                                       AND
                          INDEPENDENT AUDITORS' REPORT

                                TABLE OF CONTENTS


                                                                         PAGE(S)
                                                                         -------

INDEPENDENT AUDITORS' REPORT ............................................   *

STATUTORY BASIS FINANCIAL STATEMENTS:

   Statutory Basis Statements of Admitted Assets, Liabilities, Surplus
    and Other Funds .....................................................   *

   Statutory Basis Statements of Operations .............................   *

   Statutory Basis Statements of Changes in Capital and Surplus .........   *

   Statutory Basis Statements of Cash Flows .............................   *

   Notes to Statutory Basis Financial Statements ........................   *







------------------
* Incorporated by reference to Post-effective amendment No. 7 to the Form N-4 Registration Statement of Northern Life Insurance Company, File No. 33-90474, filed April 23, 1999.


                                     SAI-16

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          Part A: None

          Part B: SEPARATE ACCOUNT ONE(1)
                    Independent Auditors' Report
                    Statement of Assets and Liabilities as of December 31, 1998 Combined Statements of Operations and Changes in
                      Contract Owners' Equity for the years ended December 31, 1998 and December 31, 1997
                    Notes to Financial Statements

                  NORTHERN LIFE INSURANCE COMPANY(1)
                    Independent Auditors' Report
                    Statutory-Basis Statements of Admitted Assets, Liabilities,
                      Surplus and Other Funds as of December 31, 1998 and 1997
                    Statutory-Basis Statements of Operations for the years ended
                      December 31, 1998 and 1997
                    Statutory-Basis Statements of Changes in Capital and Surplus
                      for the years ended December 31, 1998 and 1997
                    Statutory-Basis Statement of Cash Flows for the years ended
                      December 31, 1998 and 1997
                    Notes to Statutory Basis Financial Statements
                    Independent Auditor's Report on Supplemental Schedule of
                      Assets and Liabilities
                    Supplemental Schedule of Assets and Liabilities for the year ended December 31, 1998

     (b)  Exhibits:

     1. Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") authorizing the establishment of Separate Account One ("Registrant").(2)

     2.   Not Applicable.

     3. (a) Form of Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor.(2)

          (b) Form of selling group (or distribution) agreement between Washington Square Securities, Inc. and selling group members.(2)


          (c) Form of Amended Broker/Dealer Variable Annuity Compensation Schedule.


     4. (a) Individual Deferred Tax Sheltered Annuity Contract (Transfer Series).(2)

          (b) Individual Deferred Annuity Contract (Transfer Series) for use with non-qualified plans.(2)

          (c) Individual Deferred Retirement Annuity Contract (Transfer Series).(2)

          (d) Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract.(2)

          (e)  Flexible Premium Individual Deferred Retirement Annuity
               Contract.(2)

          (f)  ERISA Endorsement.(3)

          (g)  TSA Endorsement.(4)

          (h) Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida.(5)

          (i) Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida.(5)

          (j) Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract).(2)

          (k)  Roth IRA Endorsement.(2)

          (l)  Fixed Account C Endorsement.(6)

          (m)  Waiver Endorsement.(1)

          (n)  Endorsement.(1)


          (o) Form of Flexible Premium Individual Deferred Annuity Contract (Retail Series -- TSA).(8)

          (p) Form of Individual Deferred Retirement Annuity Contract (Retail Series -- IRA/Non-Qualified).(8)

          (q)  Form of One Year Step Up Death Benefit Endorsement.(8)

          (r) Form of Flexible Premium Individual Deferred Annuity Contract (Plus Series -- TSA).

          (s) Form of Individual Deferred Retirement Annuity Contract (Plus Series -- IRA/Non-Qualified).

          (t)  Form of Internal Revenue Code Section 457 Endorsement.


     5.   (a)  Contract Application Form (Transfer Series and Flex Series).(2)


          (b)  Contract Application Form (Retail Series and Plus Series).


     6.   (a)  Articles of Incorporation of Depositor.(2)

          (b)  Bylaws of Depositor.(2)

     7.   Not Applicable.

     8. (a) Participation Agreement with The Alger American Fund and Fred Alger and Company.(2)

          (b) Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company.(2)

          (c) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(5)

          (d) Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company.(2)

          (e) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(5)

          (f) Form of Participation Agreement among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company.(1)

          (g) Participation Agreement by and between the Janus Aspen Series and Northern Life Insurance Company, dated August 8, 1997.(5)

          (h) Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc., dated August 8, 1997.(5)

          (i) Amendment No. 1 to Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. dated December 1, 1998.(1)

          (j) Participation Agreement by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors, dated August 8, 1997.(5)

          (k) Service Agreement by and between Fred Alger Management, Inc. and Northern Life Insurance Company, dated as of August 8, 1997.(5)

          (l) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation dated January 1, 1997.(7)

          (m) Service Agreement by and between Janus Capital Corporation and Northern Life Insurance Company, dated August 8, 1997.(5)

          (n) Service Agreement by and between Neuberger Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997.(5)

          (o) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997.(5)

     9. Consent and Opinion of James M. Odland as to the legality of the securities being registered.

     10.  Consent of Deloitte & Touche LLP.

     11.  No financial statements are omitted from Item 23.

     12.  Not Applicable.

     13.  Schedule of computation of performance data.(1)

     14.  Financial Data Schedule. Not required.

     15. Powers of Attorney for Richard R. Crowl, Michael J. Dubes, Wayne R. Huneke, Kenneth U. Kuk, Robert C. Salipante, John G. Turner, Mark S. Jordahl and James R. Miller.2 Power of Attorney for Susan W.A. Mead.(6)

------------------
(1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement, File No. 33-90474, filed April 23, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed December 23, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 4 to ReliaStar Life Insurance Company's Form N-4 Registration Statement File No. 33-69892, filed April 14, 1997.


(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed September 15, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
------------------              ------------------------------------

John G. Turner                  Director; Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Richard R. Crowl                Director; Senior Vice President, General Counsel
20 Washington Avenue South      and Assistant Secretary
Minneapolis, Minnesota 55401

Michael J. Dubes                Director; President and Chief Executive Officer
1501 Fourth Avenue
Seattle, Washington 98101

Wayne R. Huneke                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Mark S. Jordahl                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth U. Kuk                  Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Susan W.A. Mead                 Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

James R. Miller                 Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Robert C. Salipante             Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Elisabeth R. Bennett            Vice President and Medical Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Richard Contreras               Vice President, Marketing
1501 Fourth Avenue
Seattle, Washington 98101

Brad J. Corbin                  Vice President, Sales
1501 Fourth Avenue
Seattle, Washington 98101

John A. Johnson                 Vice President
20 Washington Avenue South
Minneapolis, Minnesota 55401

Novian Junus                    Vice President
1501 Fourth Avenue
Seattle, Washington 98101

Douglas R. Kaufman              Vice President and Chief Information Officer
1501 Fourth Avenue
Seattle, Washington 98101

NAME AND PRINCIPAL
BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
------------------              ------------------------------------

Jerome A. Mills                 Vice President, Strategic Alliances
1501 Fourth Avenue
Seattle, Washington 98101

Jeryl A. Millner                Vice President, Chief Financial Officer and
1501 Fourth Avenue              Treasurer
Seattle, Washington 98101

Susan M. Bergen                 Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor. Depositor is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a Delaware corporation.

     The following chart identifies the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly or indirectly wholly-owned by ReliaStar Financial Corp., except for directors' qualifying shares.

                              ORGANIZATIONAL CHART


     ReliaStar Financial Corp., the Parent Company ("RLR"), owns directly or indirectly, capital stock of subsidiary companies as follows as of August 13, 1999 (second and third tier subsidiaries are listed, indented, directly below their parent company):


                                                                      OWNER AND
COMPANY                                                              PERCENTAGE
-------                                                              ----------
ReliaStar Life Insurance Company ("RLIC")                              RLR-100%
 Northern Life Insurance Company ("NLIC")                             RLIC-100%
   Norlic, Inc.                                                       NLIC-100%
 Security-Connecticut Life Insurance Company ("SCL")                  RUSL-100%
   ReliaStar Life Insurance Company of New York ("RLNY")               SCL-100%
      North Atlantic Life Agency, Inc.                                RLNY-100%
 NWNL Benefits Corporation ("NBC")                                    RLIC-100%
 ReliaStar Reinsurance Group (UK), Ltd.                               RLIC-100%
ReliaStar Investment Research, Inc.                                    RLR-100%
Washington Square Securities, Inc.                                     RLR-100%
 Washington Square Insurance Agency, Inc.                             WSSI-100%
Northstar Holding, Inc. ("NI")                                         RLR-100%
 Northstar Investment Management Corp.                                  NI-100%
 Northstar Distributors, Inc. ("NDI")                                   NI-100%
   Northstar Funding, Inc.                                             NDI-100%
 Northstar Administrators Corporation                                   NI-100%
IB Holdings, Inc. ("IB")                                               RLR-100%
 Northeastern Corporation                                               IB-100%
 The New Providence Insurance Company, Limited                          IB-100%
Successful Money Management Seminars, Inc. ("SMMS")                    RLR-100%
PrimeVest Financial Services, Inc. ("PVF")                             RLR-100%
 PrimeVest Insurance Agency of Alabama, Inc.                           PVF-100%
 PrimeVest Insurance Agency of New Mexico, Inc.                        PVF-100%
 PrimeVest Insurance Agency of Ohio, Inc.        Class A    Robert Chapman-100%
                                                 Class B               PVF-100%
 Branson Insurance Agency, Inc.                                        PVF-100%
 Granite Investment Services, Inc.                                     PVF-100%
Arrowhead, Ltd.                                                        RLR-100%
ReliaStar Payroll Agent, Inc.                                          RLR-100%
ReliaStar Bancshares, Inc. ("RBS")                                     RLR-100%
 ReliaStar Bank ("RB")                                                 RBS-100%
   ReliaStar Investment Services, Inc.                                  RB-100%
ReliaStar Managing Underwriters, Inc.                                  RLR-100%
Financial Northeastern Corp. ("FNC")                                   RLR-100%
Financial Northeastern Securities, Inc.                                RLR-100%
FNC Insurance Services, Inc.                                           RLR-100%

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of September 30, 1999, there were 36,234 owners of the Contracts, 34,082 of which were owners of qualified Contracts.


ITEM 28. INDEMNIFICATION

     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions.
Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and the Principal Underwriter, subject to a $500,000 deductible.

ITEM 29. PRINCIPAL UNDERWRITERS

     WSSI is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

     * variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

     * variable life insurance policies issued by ReliaStar Life through Select*Life Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

     * variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

     (a) The directors and officers of WSSI are as follows:

NAME AND PRINCIPAL
BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
-------------------             ------------------------------------

Michael J. Dubes                Director
1501 Fourth Avenue
Seattle, Washington 98101

James R. Gelder                 Director
20 Security Drive
Avon, Connecticut 06001

Wayne R. Huneke                 Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth U. Kuk                  Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Robert C. Salipante             Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Jeffrey A. Montgomery           President and Chief Executive Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth S. Cameranesi           Executive Vice President and Chief Operations
20 Washington Avenue South      Officer
Minneapolis, Minnesota 55401

Gene Grayson                    Vice President, National Sales and Marketing
20 Washington Avenue South
Minneapolis, Minnesota 55401

Keith Loveland                  Vice President and Chief Compliance Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Daniel S. Kuntz                 Assistant Vice President
20 Washington Avenue South
Minneapolis, Minnesota 55401

Susan M. Bergen                 Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401

Margaret B. Wall                Treasurer and Chief Financial Officer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Loralee A. Renelt               Assistant Secretary
20 Washington Avenue South
Minneapolis, Minnesota 55401

Allen Kidd                      Assistant Secretary
222 North Arch Road
Richmond, Virginia 23236

     (c) For the year ended December 31, 1998 WSSI received $10,569,750 in fees, including gross concessions, in connection with distribution of the Transfer Series and Flex Series Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

     The Depositor represents that the fees and charges deducted under the Advantage series variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     The Depositor and Registrant rely on SEC regulation (section)270.6c-7 with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 5th day of November, 1999.


                                        SEPARATE ACCOUNT ONE
                                            (Registrant)

                                        By: NORTHERN LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By        /S/ MICHAEL J. DUBES
                                           -------------------------------------
                                                     Michael J. Dubes
                                           President and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 5th day of November, 1999.


                                        NORTHERN LIFE INSURANCE COMPANY


                                        By        /S/ MICHAEL J. DUBES
                                           -------------------------------------
                                                     Michael J. Dubes
                                           President and Chief Executive Officer


As required by the Securities Act of 1933, Post-Effective Amendment No. 9 to the Registration Statement has been signed on this 5th day of November, 1999 by the following directors and officers of Depositor in the capacities indicated:


                SIGNATURE                               TITLE
                ---------                               -----

          /S/ MICHAEL J. DUBES           President and Chief Executive Officer
 ------------------------------------
            Michael J. Dubes

          /S/ JERYL A. MILLNER           Vice President, Chief Financial Officer
 ------------------------------------    and Treasurer
            Jeryl A. Millner

  Richard R. Crowl            Mark S. Jordahl           James R. Miller
  Michael J. Dubes            Kenneth U. Kuk            Robert C. Salipante
  Wayne R. Huneke             Susan W. A. Mead          John G. Turner

James E. Nelson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Northern Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                            /S/ JAMES E. NELSON
                    -----------------------------------
                     James E. Nelson, Attorney-In-Fact

                                  EXHIBIT INDEX

(b)  Exhibits


     3.   (c) Form of Amended Broker/Dealer Variable Annuity Compensation
              Schedule.

     4. (r) Form of Flexible Premium Individual Deferred Annuity Contract (Plus Series -- TSA).
          (s) Form of Individual Deferred Retirement Annuity Contract (Plus Series -- IRA/Non-Qualified).
          (t) Form of Internal Revenue Code Section 457 Endorsement.


     9. Consent and Opinion of James M. Odland as to the legality of the securities being registered.

     10.  Consent of Deloitte & Touche LLP.